UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: December 31st

Date of Reporting Period: December 31, 2025 – June 30, 2026

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the RiverNorth Market Neutral ETF (formerly known as the RiverNorth Enhanced Pre-Merger SPAC ETF) (the "Fund" or "RNMN") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/rnmn/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: RNMN

RIVERNORTH MARKET NEUTRAL ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Market Neutral ETF	$44	0.89%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	RiverNorth Market Neutral ETF - NAV	ICE BofA US Broad Market Index	ICE BofA US Treasuries 0-3 Years Index
Jul'22	10000	10000	10000
Jun'23	10596	9895	10126
Jun'24	11126	10163	10613
Jun'25	12081	10775	11187
Jun'26	12782	11187	11550

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$7,146,310
# of Portfolio Holdings	191
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$26,851

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (July 11, 2022)
RiverNorth Market Neutral ETF - NAV	5.81%	6.38%
ICE BofA US Broad Market Index	3.83%	2.87%
ICE BofA US Treasuries 0-3 Years Index	3.24%	3.70%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/rnmn/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Special Purpose Acquisition Companies (SPACS)
81.96%
Money Market Funds
15.68%
Warrants
1.34%
Rights
1.02%

Table Summary
Value	Value
Rights	1.02%
Warrants	1.34%
Money Market Funds	15.68%
Special Purpose Acquisition Companies (SPACS)	81.96%

COUNTRY

(Expressed as % of Total Investments)

Cayman Islands
81.42%
United States
17.13%
British Virgin Islands
1.37%
Sweden
0.08%

Table Summary
Value	Value
Sweden	0.08%
British Virgin Islands	1.37%
United States	17.13%
Cayman Islands	81.42%

RIVERNORTH MARKET NEUTRAL ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: RNMN

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/rnmn/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the name of the Fund was changed from the RiverNorth Enhanced Pre-Merger SPAC ETF to RiverNorth Market Neutral ETF and the ticker was changed from SPCZ to RNMN. The Fund revised its investment strategy to provide exposure to a wider range of investments, changed its investment objective, and discontinued its investment policy to invest 80% of its net assets in pre-merger SPACs.

This semi-annual shareholder report contains important information about the TrueShares Patriot Defense ETF (formerly known as RiverNorth Patriot ETF) (the "Fund" or "FLDZ") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/fldz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: FLDZ

TRUESHARES PATRIOT DEFENSE ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Patriot Defense ETF	$36	0.70%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Patriot Defense ETF - NAV	S&P 500® Total Return Index	S&P 900® Total Return Index
Dec'21	10000	10000	10000
Jun'22	8347	8004	8007
Jun'23	9187	9572	9566
Jun'24	10505	11923	11854
Jun'25	12043	13731	13601
Jun'26	13224	16796	16663

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$4,065,846
# of Portfolio Holdings	317
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$13,508

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 31, 2021)
TrueShares Patriot Defense ETF - NAV	9.80%	6.41%
S&P 500 Total Return Index	22.32%	12.23%
S&P 900 Total Return Index	22.52%	12.03%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/fldz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Health Care 12.65%
Utilities 11.76%
Oil & Gas 10.28%
Industrial Services 10.22%
Real Estate 8.20%
Banking 7.52%
Retail & Wholesale - Discretionary 5.49%
Consumer Discretionary Services 5.27%
Financial Services 4.96%
Retail & Wholesale - Staples 3.98%
Software & Tech Services 3.59%
Media 3.50%
Insurance 2.95%
Consumer Discretionary Products 2.71%
Materials 1.90%
Consumer Staple Products 1.46%
Industrial Products 1.32%
Telecommunications 1.02%
Money Market Funds 0.76%
Renewable Energy 0.46%

Table Summary
Value	Value
Renewable Energy	0.46%
Money Market Funds	0.76%
Telecommunications	1.02%
Industrial Products	1.32%
Consumer Staple Products	1.46%
Materials	1.90%
Consumer Discretionary Products	2.71%
Insurance	2.95%
Media	3.50%
Software & Tech Services	3.59%
Retail & Wholesale - Staples	3.98%
Financial Services	4.96%
Consumer Discretionary Services	5.27%
Retail & Wholesale - Discretionary	5.49%
Banking	7.52%
Real Estate	8.20%
Industrial Services	10.22%
Oil & Gas	10.28%
Utilities	11.76%
Health Care	12.65%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the name of the Fund was changed from RiverNorth Patriot ETF to TrueShares Patriot Defense ETF. The Fund revised its investment strategy to provide exposure to a wider range of defense companies and adopted an investment policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in defense companies.  Additionally, the Fund changed its sub-classification from diversified to non-diversified and adopted a policy to concentrate (i.e., invest more than 25% of its total assets) its investments in the aerospace and defense industry.   Also effective July 9, 2026, RiverNorth Capital Management, LLC no longer serves as sub-adviser to the Fund and the management fee was reduced from 0.70% to 0.40%.

TRUESHARES PATRIOT DEFENSE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: FLDZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/fldz/.

This semi-annual shareholder report contains important information about the Polen Dividend Income ETF (formerly known as The Opal Dividend Income ETF) (the "Fund" or "DIVZ") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/divz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

NYSE Arca, Inc.: DIVZ

POLEN DIVIDEND INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Polen Dividend Income ETF	$33	0.65%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	Polen Dividend Income ETF - NAV	S&P 500® Total Return Index	MSCI USA High Dividend Yield USD Risk Premia Index
Jan'21	10000	10000	10000
Jun'21	11460	11532	11099
Jun'22	11814	10308	10689
Jun'23	11971	12328	11019
Jun'24	13570	15355	12038
Jun'25	16185	17683	12876
Jun'26	17766	21631	14886

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$267,738,878
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$764,873

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (January 27, 2021)
Polen Dividend Income ETF - NAV	9.77%	9.16%	11.18%
S&P 500 Total Return Index	22.32%	13.41%	15.29%
MSCI USA High Dividend Yield USD Risk Premia Index	15.61%	6.05%	7.61%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/divz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products 19.63%
Health Care 19.32%
Oil & Gas 14.41%
Utilities 13.26%
Industrial Services 7.04%
Financial Services 5.99%
Telecommunications 5.23%
Retail & Wholesale - Discretionary 3.86%
Tech Hardware & Semiconductors 3.25%
Industrial Products 3.07%
Insurance 2.81%
Money Market Funds 2.13%

Table Summary
Value	Value
Money Market Funds	2.13%
Insurance	2.81%
Industrial Products	3.07%
Tech Hardware & Semiconductors	3.25%
Retail & Wholesale - Discretionary	3.86%
Telecommunications	5.23%
Financial Services	5.99%
Industrial Services	7.04%
Utilities	13.26%
Oil & Gas	14.41%
Health Care	19.32%
Consumer Staple Products	19.63%

COUNTRY

(Expressed as % of Total Investments)

United States
90.46%
Canada
5.67%
United Kingdom
3.87%

Table Summary
Value	Value
United Kingdom	3.87%
Canada	5.67%
United States	90.46%

POLEN DIVIDEND INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

NYSE Arca, Inc.: DIVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/divz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

On March 18, 2026, the Board of Trustees approved a Plan of Reorganization wherein net assets of Polen Dividend Income ETF (the "Target Fund") would be acquired by Polen Dividend Income ETF, a series of RBB Fund Trust (the "Acquiring Fund") in exchange for shares of the Acquiring Fund of equal value, and the Target Fund would be liquidated and dissolved. Subject to shareholder approval of the reorganization, the Adviser will no longer serve as the Acquiring Fund's investment adviser. The Target Fund's sub-adviser, Opal Capital LLC, will serve as the Acquiring Fund's investment adviser, and Polen Capital Management LLC will serve as the Acquiring Fund's sub-adviser. A meeting of the shareholders of the Target Fund has been scheduled for September 4, 2026, to vote on approving the reorganization, which is anticipated to occur on or around September 14, 2026.

This semi-annual shareholder report contains important information about the TrueShares Eagle Global Next Gen Power Infrastructure ETF (formerly known as TrueShares Eagle Global Renewable Energy Income ETF) (the "Fund" or "PWRZ") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/pwrz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: PWRZ

TRUESHARES EAGLE GLOBAL NEXT GEN POWER INFRASTRUCTURE ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Eagle Global Next Gen Power Infrastructure ETF	$40	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Eagle Global Next Gen Power Infrastructure ETF - NAV	MSCI World Net Total Return Index	S&P Global Infrastructure Total Return Index
Dec'22	10000	10000	10000
Jun'23	10005	11225	10218
Jun'24	9187	13492	10935
Jun'25	10434	15685	13969
Jun'26	13713	19032	16315

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$5,952,113
# of Portfolio Holdings	24
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$15,675

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 8, 2022)
TrueShares Eagle Global Next Gen Power Infrastructure ETF - NAV	31.42%	9.28%
MSCI World Net Total Return Index	21.34%	19.82%
S&P Global Infrastructure Total Return Index	16.79%	14.75%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/pwrz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Utilities
88.61%
Financial Services
6.64%
Industrial Services
3.80%
Money Market Funds
0.95%

Table Summary
Value	Value
Money Market Funds	0.95%
Industrial Services	3.80%
Financial Services	6.64%
Utilities	88.61%

COUNTRY

(Expressed as % of Total Investments)

United States
45.53%
Spain
12.13%
Germany
8.66%
Italy
7.87%
United Kingdom
7.07%
Denmark
4.34%
Finland
3.50%
Canada
3.18%
Austria
3.05%
Bermuda
2.81%
Portugal
1.86%

Table Summary
Value	Value
Portugal	1.86%
Bermuda	2.81%
Austria	3.05%
Canada	3.18%
Finland	3.50%
Denmark	4.34%
United Kingdom	7.07%
Italy	7.87%
Germany	8.66%
Spain	12.13%
United States	45.53%

TRUESHARES EAGLE GLOBAL NEXT GEN POWER INFRASTRUCTURE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: PWRZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/pwrz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the name of the Fund was changed from TrueShares Eagle Global Renewable Energy Income ETF to TrueShares Eagle Global Next Gen Power Infrastructure ETF and the ticker was changed from RNWZ to PWRZ. The Fund's listing exchange was updated from NYSE Arca, Inc. to Cboe BZX Exchange, Inc. Additionally, as of that same date, the Fund’s 80% investment policy was replaced with a policy to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in companies focused on Next Gen Power Infrastructure. The Fund revised its strategy to focus on next generation power infrastructure companies.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (April) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/aprz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: APRZ

TRUESHARES STRUCTURED OUTCOME (APRIL) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (April) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (April) ETF - NAV	S&P 500® Total Return Index
Mar'21	10000	10000
Jun'21	10516	10855
Jun'22	9677	9703
Jun'23	11591	11604
Jun'24	13758	14453
Jun'25	15133	16645
Jun'26	17519	20361

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$32,695,541
# of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$85,157

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (March 31, 2021)
TrueShares Structured Outcome (April) ETF - NAV	15.77%	10.75%	11.27%
S&P 500 Total Return Index	22.32%	13.41%	14.51%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/aprz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
87.51%
Purchased Options
12.40%
Money Market Funds
0.09%

Table Summary
Value	Value
Money Market Funds	0.09%
Purchased Options	12.40%
U.S. Treasury Obligations	87.51%

TRUESHARES STRUCTURED OUTCOME (APRIL) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: APRZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/aprz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (August) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/augz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: AUGZ

TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (August) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (August) ETF - NAV	S&P 500® Total Return Index
Jul'20	10000	10000
Jun'21	12427	13328
Jun'22	11917	11913
Jun'23	13334	14247
Jun'24	15795	17746
Jun'25	17466	20437
Jun'26	20282	24999

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$41,014,250
# of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$156,692

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (July 31, 2020)
TrueShares Structured Outcome (August) ETF - NAV	16.12%	10.29%	12.70%
S&P 500 Total Return Index	22.32%	13.41%	16.75%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/augz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
87.65%
Purchased Options
12.29%
Money Market Funds
0.06%

Table Summary
Value	Value
Money Market Funds	0.06%
Purchased Options	12.29%
U.S. Treasury Obligations	87.65%

TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: AUGZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/augz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (December) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/decz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: DECZ

TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (December) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (December) ETF - NAV	S&P 500® Total Return Index
Nov'20	10000	10000
Jun'21	11332	11968
Jun'22	10557	10698
Jun'23	12458	12794
Jun'24	14676	15936
Jun'25	16248	18352
Jun'26	18873	22449

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$36,293,146
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$204,960

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (November 30, 2020)
TrueShares Structured Outcome (December) ETF - NAV	16.15%	10.74%	12.05%
S&P 500 Total Return Index	22.32%	13.41%	15.59%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/decz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
89.86%
Purchased Options
10.06%
Money Market Funds
0.08%

Table Summary
Value	Value
Money Market Funds	0.08%
Purchased Options	10.06%
U.S. Treasury Obligations	89.86%

TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: DECZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/decz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (February) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/febz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: FEBZ

TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (February) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (February) ETF - NAV	S&P 500® Total Return Index
Jan'21	10000	10000
Jun'21	11086	11643
Jun'22	10304	10407
Jun'23	12326	12446
Jun'24	14428	15502
Jun'25	15919	17853
Jun'26	18457	21838

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$30,257,580
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$71,633

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (January 29, 2021)
TrueShares Structured Outcome (February) ETF - NAV	15.95%	10.73%	11.98%
S&P 500 Total Return Index	22.32%	13.41%	15.51%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/febz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
91.57%
Purchased Options
8.33%
Money Market Funds
0.10%

Table Summary
Value	Value
Money Market Funds	0.10%
Purchased Options	8.33%
U.S. Treasury Obligations	91.57%

TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: FEBZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/febz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (January) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/janz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: JANZ

TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (January) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (January) ETF - NAV	S&P 500® Total Return Index
Dec'20	10000	10000
Jun'21	11251	11525
Jun'22	10459	10302
Jun'23	12083	12320
Jun'24	14274	15346
Jun'25	15738	17672
Jun'26	18297	21618

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$40,908,103
# of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$266,108

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (December 31, 2020)
TrueShares Structured Outcome (January) ETF - NAV	16.26%	10.21%	11.62%
S&P 500 Total Return Index	22.32%	13.41%	15.06%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/janz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
86.72%
Purchased Options
10.59%
Money Market Funds
2.69%

Table Summary
Value	Value
Money Market Funds	2.69%
Purchased Options	10.59%
U.S. Treasury Obligations	86.72%

TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: JANZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/janz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (July) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/julz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: JULZ

TRUESHARES STRUCTURED OUTCOME (JULY) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (July) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (July) ETF - NAV	S&P 500® Total Return Index
Jun'20	10000	10000
Jun'21	13026	14079
Jun'22	12542	12585
Jun'23	14166	15051
Jun'24	16789	18746
Jun'25	18592	21589
Jun'26	21701	26409

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$33,087,687
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$97,355

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (June 30, 2020)
TrueShares Structured Outcome (July) ETF - NAV	16.72%	10.75%	13.78%
S&P 500 Total Return Index	22.32%	13.41%	17.57%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/julz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
91.94%
Purchased Options
7.94%
Money Market Funds
0.12%

Table Summary
Value	Value
Money Market Funds	0.12%
Purchased Options	7.94%
U.S. Treasury Obligations	91.94%

TRUESHARES STRUCTURED OUTCOME (JULY) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: JULZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/julz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (June) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/junz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: JUNZ

TRUESHARES STRUCTURED OUTCOME (JUNE) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (June) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (June) ETF - NAV	S&P 500® Total Return Index
May'21	10000	10000
Jun'21	10182	10233
Jun'22	9374	9147
Jun'23	10572	10939
Jun'24	12467	13626
Jun'25	13695	15692
Jun'26	16019	19195

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$31,537,314
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$74,094

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (May 28, 2021)
TrueShares Structured Outcome (June) ETF - NAV	16.98%	9.49%	9.70%
S&P 500 Total Return Index	22.32%	13.41%	13.67%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/junz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
93.67%
Purchased Options
6.27%
Money Market Funds
0.06%

Table Summary
Value	Value
Money Market Funds	0.06%
Purchased Options	6.27%
U.S. Treasury Obligations	93.67%

TRUESHARES STRUCTURED OUTCOME (JUNE) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: JUNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/junz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (March) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/marz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: MARZ

TRUESHARES STRUCTURED OUTCOME (MARCH) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (March) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (March) ETF - NAV	S&P 500® Total Return Index
Feb'21	10000	10000
Jun'21	10808	11330
Jun'22	9830	10127
Jun'23	11619	12112
Jun'24	13742	15086
Jun'25	15132	17374
Jun'26	17548	21252

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$35,608,235
# of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$85,649

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (February 26, 2021)
TrueShares Structured Outcome (March) ETF - NAV	15.96%	10.18%	11.11%
S&P 500 Total Return Index	22.32%	13.41%	15.16%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/marz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
90.50%
Purchased Options
9.42%
Money Market Funds
0.08%

Table Summary
Value	Value
Money Market Funds	0.08%
Purchased Options	9.42%
U.S. Treasury Obligations	90.50%

TRUESHARES STRUCTURED OUTCOME (MARCH) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: MARZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/marz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (May) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/mayz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: MAYZ

TRUESHARES STRUCTURED OUTCOME (MAY) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (May) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (May) ETF - NAV	S&P 500® Total Return Index
Apr'21	10000	10000
Jun'21	10212	10305
Jun'22	9237	9211
Jun'23	10369	11016
Jun'24	12208	13721
Jun'25	13515	15801
Jun'26	15843	19329

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$34,653,031
# of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$79,025

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (April 30, 2021)
TrueShares Structured Outcome (May) ETF - NAV	17.22%	9.18%	9.31%
S&P 500 Total Return Index	22.32%	13.41%	13.60%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/mayz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
91.39%
Purchased Options
8.52%
Money Market Funds
0.09%

Table Summary
Value	Value
Money Market Funds	0.09%
Purchased Options	8.52%
U.S. Treasury Obligations	91.39%

TRUESHARES STRUCTURED OUTCOME (MAY) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: MAYZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/mayz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (November) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/novz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: NOVZ

TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (November) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (November) ETF - NAV	S&P 500® Total Return Index
Oct'20	10000	10000
Jun'21	12347	13278
Jun'22	11659	11869
Jun'23	13566	14194
Jun'24	16087	17680
Jun'25	17760	20361
Jun'26	20646	24906

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$37,610,580
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$93,251

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (October 30, 2020)
TrueShares Structured Outcome (November) ETF - NAV	16.25%	10.83%	13.65%
S&P 500 Total Return Index	22.32%	13.41%	17.48%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/novz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
92.59%
Purchased Options
7.33%
Money Market Funds
0.08%

Table Summary
Value	Value
Money Market Funds	0.08%
Purchased Options	7.33%
U.S. Treasury Obligations	92.59%

TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: NOVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/novz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (October) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/octz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: OCTZ

TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (October) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (October) ETF - NAV	S&P 500® Total Return Index
Sep'20	10000	10000
Jun'21	12129	12925
Jun'22	11372	11553
Jun'23	13180	13817
Jun'24	15566	17210
Jun'25	17200	19819
Jun'26	19985	24244

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$42,464,360
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$182,115

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (September 30, 2020)
TrueShares Structured Outcome (October) ETF - NAV	16.19%	10.50%	12.80%
S&P 500 Total Return Index	22.32%	13.41%	16.66%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/octz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
89.38%
Purchased Options
10.53%
Money Market Funds
0.09%

Table Summary
Value	Value
Money Market Funds	0.09%
Purchased Options	10.53%
U.S. Treasury Obligations	89.38%

TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: OCTZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/octz/.

This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (September) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/sepz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: SEPZ

TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (September) ETF	$41	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Structured Outcome (September) ETF - NAV	S&P 500® Total Return Index
Aug'20	10000	10000
Jun'21	11870	12434
Jun'22	11375	11114
Jun'23	13178	13292
Jun'24	15593	16556
Jun'25	17191	19066
Jun'26	20041	23323

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$125,947,432
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$454,463

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (August 31, 2020)
TrueShares Structured Outcome (September) ETF - NAV	16.58%	11.04%	12.66%
S&P 500 Total Return Index	22.32%	13.41%	15.63%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/sepz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
87.24%
Purchased Options
12.69%
Money Market Funds
0.07%

Table Summary
Value	Value
Money Market Funds	0.07%
Purchased Options	12.69%
U.S. Treasury Obligations	87.24%

TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: SEPZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/sepz/.

This semi-annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF (the "Fund" or "LRNZ") for the period of January 1, 2026 to June 30, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/lrnz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: LRNZ

TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Technology, AI & Deep Learning ETF	$40	0.68%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	TrueShares Technology, AI & Deep Learning ETF - NAV	NASDAQ Composite Total Return Index
Feb'20	10000	10000
Jun'20	13465	11782
Jun'21	18274	17111
Jun'22	10822	13102
Jun'23	12785	16527
Jun'24	15820	21421
Jun'25	17888	24778
Jun'26	25830	32082

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$41,915,841
# of Portfolio Holdings	25
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$110,492

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	Since Inception (February 28, 2020)
TrueShares Technology, AI & Deep Learning ETF - NAV	44.40%	7.17%	16.15%
NASDAQ Composite Total Return Index	29.48%	13.40%	20.20%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/lrnz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Tech Hardware & Semiconductors
43.12%
Software & Tech Services
35.58%
Health Care
16.44%
Media
3.97%
Money Market Funds
0.89%

Table Summary
Value	Value
Money Market Funds	0.89%
Media	3.97%
Health Care	16.44%
Software & Tech Services	35.58%
Tech Hardware & Semiconductors	43.12%

COUNTRY

(Expressed as % of Total Investments)

United States
91.65%
Cayman Islands
4.30%
United Kingdom
4.05%

Table Summary
Value	Value
United Kingdom	4.05%
Cayman Islands	4.30%
United States	91.65%

TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

Cboe BZX Exchange, Inc.: LRNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/lrnz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the Fund's listing exchange was updated from NYSE Arca, Inc. to Cboe BZX Exchange, Inc.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

TrueShares Structured Outcome ETFs

TrueShares Structured Outcome (January) ETF (Cboe BZX Exchange, Inc.: JANZ)

TrueShares Structured Outcome (February) ETF (Cboe BZX Exchange, Inc.: FEBZ)

TrueShares Structured Outcome (March) ETF (Cboe BZX Exchange, Inc.: MARZ)

TrueShares Structured Outcome (April) ETF (Cboe BZX Exchange, Inc.: APRZ)

TrueShares Structured Outcome (May) ETF (Cboe BZX Exchange, Inc.: MAYZ)

TrueShares Structured Outcome (June) ETF (Cboe BZX Exchange, Inc.: JUNZ)

TrueShares Structured Outcome (July) ETF (Cboe BZX Exchange, Inc.: JULZ)

TrueShares Structured Outcome (August) ETF (Cboe BZX Exchange, Inc.: AUGZ)

TrueShares Structured Outcome (September) ETF (Cboe BZX Exchange, Inc.: SEPZ)

TrueShares Structured Outcome (October) ETF (Cboe BZX Exchange, Inc.: OCTZ)

TrueShares Structured Outcome (November) ETF (Cboe BZX Exchange, Inc.: NOVZ)

TrueShares Structured Outcome (December) ETF (Cboe BZX Exchange, Inc.: DECZ)

Semi-Annual Financial Statements

June 30, 2026

TrueShares Structured Outcome (January) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.71%
Call Options Purchased - 10.71%
State Street SPDR S&P 500 ETF Trust
12/31/2026, $681.95, $31,065,632	416	$3,750,731
State Street SPDR S&P 500 ETF Trust
12/31/2026, $696.01, $2,987,080	40	314,599
State Street SPDR S&P 500 ETF Trust
12/31/2026, $697.01, $970,801	13	101,199
State Street SPDR S&P 500 ETF Trust
12/31/2026, $700.00, $224,031	3	22,636
State Street SPDR S&P 500 ETF Trust
12/31/2026, $710.00, $74,677	1	6,759
State Street SPDR S&P 500 ETF Trust
12/31/2026, $714.00, $298,708	4	25,810
State Street SPDR S&P 500 ETF Trust
12/31/2026, $680.00, $672,093	9	82,607
State Street SPDR S&P 500 ETF Trust
12/31/2026, $687.00, $672,093	9	77,387
		4,381,728

TOTAL PURCHASED OPTIONS
(Cost $1,587,413)		4,381,728

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 87.71%
Treasury Bills
12/24/2026, 3.49%(a)	$36,563,800	35,878,865

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,947,373)		35,878,865

	Shares	Value
MONEY MARKET FUNDS - 2.72%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	1,112,645	1,112,645

TOTAL MONEY MARKET FUNDS
(Cost $1,112,645)		1,112,645

TOTAL INVESTMENTS - 101.14%
(Cost $38,647,431)		$41,373,238

Liabilities in Excess of Other Assets - (1.14)%		(465,135)

NET ASSETS - 100.00%		$40,908,103
(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $19,625,348, representing 47.97% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (January) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	12/31/2026	$611.00	(1)	$2,269	$(74,677)	$(682)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	12/31/2026	613.72	(6 51)	2,220,199	(48,614,727)	(456,039)
					$2,222,468	$(48,689,404)	$(456,721)

See Notes to Financial Statements.

TrueShares Structured Outcome (February) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.44%
Call Options Purchased - 8.44%
State Street SPDR S&P 500 ETF Trust
1/29/2027, $692.00, $11,350,904	152	$1,319,677
State Street SPDR S&P 500 ETF Trust
1/29/2027, $700.00, $74,677	1	8,047
State Street SPDR S&P 500 ETF Trust
1/29/2027, $710.00, $149,354	2	14,544
State Street SPDR S&P 500 ETF Trust
1/29/2027, $714.00, $74,677	1	6,968
State Street SPDR S&P 500 ETF Trust
1/29/2027, $717.00, $4,405,943	59	397,855
State Street SPDR S&P 500 ETF Trust
1/29/2027, $719.00, $5,376,744	72	474,805
State Street SPDR S&P 500 ETF Trust
1/29/2027, $728.00, $2,389,664	32	190,037
State Street SPDR S&P 500 ETF Trust
1/29/2027, $734.00, $74,677	1	5,515
State Street SPDR S&P 500 ETF Trust
1/29/2027, $741.00, $672,093	9	45,317
State Street SPDR S&P 500 ETF Trust
1/29/2027, $756.00, $1,642,894	22	89,517
		2,552,282

TOTAL PURCHASED OPTIONS
(Cost $1,483,785)		2,552,282

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 92.75%
Treasury Bills
1/21/2027, 3.52%(a)	$28,660,800	28,064,808

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,098,807)		28,064,808

	Shares	Value
MONEY MARKET FUNDS - 0.10%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,897	30,897

TOTAL MONEY MARKET FUNDS
(Cost $30,897)		30,897

TOTAL INVESTMENTS - 101.29%
(Cost $29,613,489)		$30,647,987

Liabilities in Excess of Other Assets - (1.29)%		(390,407)

NET ASSETS - 100.00%		$30,257,580
(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $10,281,656, representing 33.98% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (February) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	1/29/2027	$622.76	(447)	$1,129,695	$(33,380,619)	$(403,158)
					$1,129,695	$(33,380,619)	$(403,158)

See Notes to Financial Statements.

TrueShares Structured Outcome (March) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 9.53%
Call Options Purchased - 9.53%
State Street SPDR S&P 500 ETF Trust
2/26/2027, $658.00, $1,194,832	16	$190,611
State Street SPDR S&P 500 ETF Trust
2/26/2027, $686.01, $13,815,245	185	1,777,230
State Street SPDR S&P 500 ETF Trust
2/26/2027, $700.00, $298,708	4	34,003
State Street SPDR S&P 500 ETF Trust
2/26/2027, $710.00, $149,354	2	15,467
State Street SPDR S&P 500 ETF Trust
2/26/2027, $714.00, $74,677	1	7,433
State Street SPDR S&P 500 ETF Trust
2/26/2027, $717.00, $5,227,390	70	504,650
State Street SPDR S&P 500 ETF Trust
2/26/2027, $719.00, $5,824,806	78	550,803
State Street SPDR S&P 500 ETF Trust
2/26/2027, $725.00, $224,031	3	19,873
State Street SPDR S&P 500 ETF Trust
2/26/2027, $734.00, $224,031	3	17,960
State Street SPDR S&P 500 ETF Trust
2/26/2027, $737.00, $896,124	12	69,354
State Street SPDR S&P 500 ETF Trust
2/26/2027, $739.00, $298,708	4	22,571
State Street SPDR S&P 500 ETF Trust
2/26/2027, $758.00, $3,136,434	42	185,275
		3,395,230

TOTAL PURCHASED OPTIONS
(Cost $2,085,067)		3,395,230

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 91.61%
Treasury Bills
2/18/2027, 3.51%(a)	$33,426,500	32,621,745

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,677,390)		32,621,745

	Shares	Value
MONEY MARKET FUNDS - 0.09%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,479	30,479

TOTAL MONEY MARKET FUNDS
(Cost $30,479)		30,479
TOTAL INVESTMENTS - 101.23%
(Cost $34,792,936)	$36,047,454

Liabilities in Excess of Other Assets - (1.23)%	(439,219)

NET ASSETS - 100.00%	$35,608,235

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $7,319,435, representing 20.56% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (March) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	2/26/2027	$591.00	(20)	$49,464	$(1,493,540)	$(15,541)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	2/26/2027	617.39	(525)	1,372,323	(39,205,425)	(514,920)
					$1,421,787	$(40,698,965)	$(530,461)

See Notes to Financial Statements.

TrueShares Structured Outcome (April) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 12.57%
Call Options Purchased - 12.57%
State Street SPDR S&P 500 ETF Trust
3/31/2027, $650.34, $14,039,276	188	$2,413,345
State Street SPDR S&P 500 ETF Trust
3/31/2027, $651.00, $298,708	4	51,127
State Street SPDR S&P 500 ETF Trust
3/31/2027, $654.00, $1,045,478	14	175,439
State Street SPDR S&P 500 ETF Trust
3/31/2027, $710.00, $224,031	3	24,269
State Street SPDR S&P 500 ETF Trust
3/31/2027, $717.00, $6,123,514	82	621,007
State Street SPDR S&P 500 ETF Trust
3/31/2027, $719.00, $6,123,514	82	609,071
State Street SPDR S&P 500 ETF Trust
3/31/2027, $731.00, $298,708	4	26,297
State Street SPDR S&P 500 ETF Trust
3/31/2027, $734.00, $970,801	13	82,768
State Street SPDR S&P 500 ETF Trust
3/31/2027, $700.00, $896,124	12	106,135
		4,109,458

TOTAL PURCHASED OPTIONS
(Cost $2,556,041)		4,109,458

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 88.74%
Treasury Bills
3/18/2027, 3.81%(a)	$29,820,800	29,014,042

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,048,223)		29,014,042

	Shares	Value
MONEY MARKET FUNDS - 0.09%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,447	30,447

TOTAL MONEY MARKET FUNDS
(Cost $30,447)		30,447
TOTAL INVESTMENTS - 101.40%
(Cost $31,634,711)	$33,153,947

Liabilities in Excess of Other Assets - (1.40)%	(458,406)

NET ASSETS - 100.00%	$32,695,541
(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $7,297,098, representing 22.32% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (April) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	3/31/2027	$585.31	(510)	$1,067,467	$(38,025,270)	$(443,976)
					$1,067,467	$(38,025,270)	$(443,976)

See Notes to Financial Statements.

TrueShares Structured Outcome (May) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.72%
Call Options Purchased - 8.72%
State Street SPDR S&P 500 ETF Trust
4/30/2027, $717.00, $5,302,067	71	$571,732
State Street SPDR S&P 500 ETF Trust
4/30/2027, $718.66, $19,266,666	258	2,046,600
State Street SPDR S&P 500 ETF Trust
4/30/2027, $725.00, $149,354	2	14,959
State Street SPDR S&P 500 ETF Trust
4/30/2027, $734.00, $224,031	3	20,559
State Street SPDR S&P 500 ETF Trust
4/30/2027, $739.00, $2,987,080	40	260,526
State Street SPDR S&P 500 ETF Trust
4/30/2027, $756.00, $1,493,540	20	108,180
		3,022,556

TOTAL PURCHASED OPTIONS
(Cost $2,531,182)		3,022,556

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 93.54%
Treasury Bills
4/15/2027, 3.63%(a)	$33,418,400	32,412,720

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,456,802)		32,412,720

	Shares	Value
MONEY MARKET FUNDS - 0.09%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,726	30,726

TOTAL MONEY MARKET FUNDS
(Cost $30,726)		30,726

TOTAL INVESTMENTS - 102.35%
(Cost $35,018,710)		$35,466,002

Liabilities in Excess of Other Assets - (2.35)%		(812,971)

NET ASSETS - 100.00%		$34,653,031

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $7,274,298, representing 20.99% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (May) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	4/30/2027	$645.00	(95)	$220,415	$(7,094,315)	$(150,203)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	4/30/2027	646.79	(424)	984,388	(31,663,048)	(680,270)
					$1,204,803	$(38,757,363)	$(830,473)

See Notes to Financial Statements.

TrueShares Structured Outcome (June) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 6.46%
Call Options Purchased - 6.46%
State Street SPDR S&P 500 ETF Trust
5/28/2027, $756.48, $26,136,950	350	$2,037,675

TOTAL PURCHASED OPTIONS
(Cost $2,366,279)		2,037,675

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 96.58%
Treasury Bills
5/13/2027, 3.81%(a)	$31,501,200	30,461,015

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,496,584)		30,461,015

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	20,640	20,640

TOTAL MONEY MARKET FUNDS
(Cost $20,640)		20,640

TOTAL INVESTMENTS - 103.11%
(Cost $32,883,503)		$32,519,330

Liabilities in Excess of Other Assets - (3.11)%		(982,016)

NET ASSETS - 100.00%		$31,537,314

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $9,669,795, representing 30.66% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (June) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Call Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	5/28/2027	$740.00	(5)	$32,666	$(373,385)	$(34,451)
					$32,666	$(373,385)	$(34,451)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	5/28/2027	$680.83	(462)	$1,111,582	$(34,500,774)	$(1,043,619)
					$1,111,582	$(34,500,774)	$(1,043,619)

See Notes to Financial Statements.

TrueShares Structured Outcome (July) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 7.56%
Call Options Purchased - 7.56%
State Street SPDR S&P 500 ETF Trust
6/30/2027, $746.77, $27,555,813	369	$2,502,189

TOTAL PURCHASED OPTIONS
(Cost $2,503,221)		2,502,189

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 87.53%
Treasury Bills
6/10/2027, 3.86%(a)	$30,057,000	28,960,973

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,997,223)		28,960,973

	Shares	Value
MONEY MARKET FUNDS - 0.12%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	38,978	38,978

TOTAL MONEY MARKET FUNDS
(Cost $38,978)		38,978

TOTAL INVESTMENTS - 95.21%
(Cost $31,539,422)		$31,502,140

Other Assets in Excess of Liabilities - 4.79%		1,585,547

NET ASSETS - 100.00%		$33,087,687

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $9,635,350, representing 29.12% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (July) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	6/30/2027	$672.09	(492)	$1,137,580	$(36,741,084)	$(1,138,980)
					$1,137,580	$(36,741,084)	$(1,138,980)

See Notes to Financial Statements.

TrueShares Structured Outcome (August) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 12.29%
Call Options Purchased - 12.29%
State Street SPDR S&P 500 ETF Trust
7/31/2026, $632.00, $10,380,103	139	$1,633,584
State Street SPDR S&P 500 ETF Trust
7/31/2026, $632.09, $10,230,749	137	1,608,861
State Street SPDR S&P 500 ETF Trust
7/31/2026, $659.01, $10,156,072	136	1,236,588
State Street SPDR S&P 500 ETF Trust
7/31/2026, $674.00, $746,770	10	76,308
State Street SPDR S&P 500 ETF Trust
7/31/2026, $696.01, $1,792,248	24	132,627
State Street SPDR S&P 500 ETF Trust
7/31/2026, $700.00, $2,464,341	33	170,060
State Street SPDR S&P 500 ETF Trust
7/31/2026, $710.00, $672,093	9	38,136
State Street SPDR S&P 500 ETF Trust
7/31/2026, $714.00, $224,031	3	11,640
State Street SPDR S&P 500 ETF Trust
7/31/2026, $719.00, $1,194,832	16	55,092
State Street SPDR S&P 500 ETF Trust
7/31/2026, $734.00, $522,739	7	15,530
State Street SPDR S&P 500 ETF Trust
7/31/2026, $683.00, $373,385	5	33,811
State Street SPDR S&P 500 ETF Trust
7/31/2026, $694.00, $373,385	5	28,576
		5,040,813

TOTAL PURCHASED OPTIONS
(Cost $1,705,257)		5,040,813

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 87.64%
Treasury Bills
7/9/2026, 4.11%(a)	$35,976,500	35,947,467

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,947,788)		35,947,467

	Shares	Value
MONEY MARKET FUNDS - 0.06%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	23,734	23,734

TOTAL MONEY MARKET FUNDS
(Cost $23,734)		23,734
TOTAL INVESTMENTS - 99.99%
(Cost $37,676,779)	$41,012,014

Other Assets in Excess of Liabilities - 0.01%	2,236

NET ASSETS - 100.00%	$41,014,250

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $14,987,895, representing 36.54% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (August) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	7/31/2026	$568.00	(225)	$321,346	$(16,802,325)	$(5,625)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	7/31/2026	568.87	(226)	394,133	(16,877,002)	(5,709)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	7/31/2026	568.88	(228)	169,945	(17,026,356)	(5,759)
					$885,424	$(50,705,683)	$(17,093)

See Notes to Financial Statements.

TrueShares Structured Outcome (September) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 12.71%
Call Options Purchased - 12.71%
State Street SPDR S&P 500 ETF Trust
8/31/2026, $645.07, $100,963,304	1,352	$14,626,382
State Street SPDR S&P 500 ETF Trust
8/31/2026, $654.00, $746,770	10	99,621
State Street SPDR S&P 500 ETF Trust
8/31/2026, $684.01, $1,568,217	21	149,986
State Street SPDR S&P 500 ETF Trust
8/31/2026, $696.03, $6,944,961	93	562,751
State Street SPDR S&P 500 ETF Trust
8/31/2026, $710.00, $1,269,509	17	82,075
State Street SPDR S&P 500 ETF Trust
8/31/2026, $714.00, $448,062	6	26,936
State Street SPDR S&P 500 ETF Trust
8/31/2026, $717.00, $5,899,483	79	334,922
State Street SPDR S&P 500 ETF Trust
8/31/2026, $725.00, $1,269,509	17	61,080
State Street SPDR S&P 500 ETF Trust
8/31/2026, $731.00, $373,385	5	15,650
State Street SPDR S&P 500 ETF Trust
8/31/2026, $734.00, $448,062	6	17,439
State Street SPDR S&P 500 ETF Trust
8/31/2026, $688.00, $373,385	5	33,884
		16,010,726

TOTAL PURCHASED OPTIONS
(Cost $5,367,116)		16,010,726

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 87.39%
Treasury Bills
8/6/2026, 3.93%(a)	$110,460,600	110,061,837

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $110,053,121)		110,061,837

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	90,532	90,532

TOTAL MONEY MARKET FUNDS
(Cost $90,532)		90,532
TOTAL INVESTMENTS - 100.17%
(Cost $115,510,769)	$126,163,095

Liabilities in Excess of Other Assets - (0.17)%	(215,663)

NET ASSETS - 100.00%	$125,947,432

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $49,820,496, representing 39.56% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (September) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	8/31/2026	$580.54	(27)	$38,467	$(2,016,279)	$(2,479)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	8/31/2026	580.55	(1,926)	3,380,137	(143,827,902)	(176,904)
					$3,418,604	$(145,844,181)	$(179,383)

See Notes to Financial Statements.

TrueShares Structured Outcome (October) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.56%
Call Options Purchased - 10.56%
State Street SPDR S&P 500 ETF Trust
9/30/2026, $665.00, $746,770	10	$91,869
State Street SPDR S&P 500 ETF Trust
9/30/2026, $666.21, $18,967,958	254	2,305,352
State Street SPDR S&P 500 ETF Trust
9/30/2026, $670.01, $7,094,315	95	829,338
State Street SPDR S&P 500 ETF Trust
9/30/2026, $671.02, $6,646,253	89	768,796
State Street SPDR S&P 500 ETF Trust
9/30/2026, $689.01, $1,120,155	15	105,482
State Street SPDR S&P 500 ETF Trust
9/30/2026, $696.01, $1,120,155	15	96,364
State Street SPDR S&P 500 ETF Trust
9/30/2026, $700.00, $896,124	12	72,995
State Street SPDR S&P 500 ETF Trust
9/30/2026, $710.00, $672,093	9	47,223
State Street SPDR S&P 500 ETF Trust
9/30/2026, $714.00, $224,031	3	14,764
State Street SPDR S&P 500 ETF Trust
9/30/2026, $723.00, $74,677	1	4,211
State Street SPDR S&P 500 ETF Trust
9/30/2026, $679.00, $746,770	10	79,190
State Street SPDR S&P 500 ETF Trust
9/30/2026, $683.00, $373,385	5	37,812
State Street SPDR S&P 500 ETF Trust
9/30/2026, $697.00, $373,385	5	31,696
		4,485,092

TOTAL PURCHASED OPTIONS
(Cost $1,516,930)		4,485,092

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 89.61%
Treasury Bills
9/3/2026, 3.66%(a)	$38,297,700	38,049,190

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,058,333)		38,049,190

	Shares	Value
MONEY MARKET FUNDS - 0.09%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	40,193	40,193

TOTAL MONEY MARKET FUNDS
(Cost $40,193)		40,193
TOTAL INVESTMENTS - 100.26%
(Cost $39,615,456)	$42,574,475

Liabilities in Excess of Other Assets - (0.26)%	(110,115)

NET ASSETS - 100.00%	$42,464,360

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $14,902,667, representing 35.09% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (October) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	9/30/2026	$597.00	(5)	$9,599	$(373,385)	$(1,099)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	9/30/2026	599.55	(125)	332,963	(9,334,625)	(28,261)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	9/30/2026	599.56	(145)	380,002	(10,828,165)	(32,788)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	9/30/2026	599.57	(359)	873,154	(26,809,043)	(81,184)
					$1,595,718	$(47,345,218)	$(143,332)

See Notes to Financial Statements.

TrueShares Structured Outcome (November) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 7.38%
Call Options Purchased - 7.38%
State Street SPDR S&P 500 ETF Trust
10/30/2026, $682.09, $13,591,214	182	$1,489,268
State Street SPDR S&P 500 ETF Trust
10/30/2026, $690.01, $746,770	10	75,014
State Street SPDR S&P 500 ETF Trust
10/30/2026, $697.01, $821,447	11	76,006
State Street SPDR S&P 500 ETF Trust
10/30/2026, $700.00, $149,354	2	13,320
State Street SPDR S&P 500 ETF Trust
10/30/2026, $710.00, $224,031	3	17,528
State Street SPDR S&P 500 ETF Trust
10/30/2026, $714.00, $74,677	1	5,524
State Street SPDR S&P 500 ETF Trust
10/30/2026, $717.00, $4,854,005	65	343,709
State Street SPDR S&P 500 ETF Trust
10/30/2026, $719.00, $4,854,005	65	333,599
State Street SPDR S&P 500 ETF Trust
10/30/2026, $739.00, $1,194,832	16	58,643
State Street SPDR S&P 500 ETF Trust
10/30/2026, $756.00, $2,837,726	38	98,090
State Street SPDR S&P 500 ETF Trust
10/30/2026, $758.00, $1,568,217	21	51,790
State Street SPDR S&P 500 ETF Trust
10/30/2026, $693.00, $149,354	2	14,495
State Street SPDR S&P 500 ETF Trust
10/30/2026, $682.07, $1,792,248	24	196,429
		2,773,415

TOTAL PURCHASED OPTIONS
(Cost $1,420,068)		2,773,415

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 93.13%
Treasury Bills
10/29/2026, 3.71%(a)	$35,471,400	35,027,268

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,053,119)		35,027,268

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,536	30,536

TOTAL MONEY MARKET FUNDS
(Cost $30,536)		30,536
TOTAL INVESTMENTS - 100.59%
(Cost $36,503,723)	$37,831,219

Liabilities in Excess of Other Assets - (0.59)%	(220,639)

NET ASSETS - 100.00%	$37,610,580

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $11,356,010, representing 30.19% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (November) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	10/30/2026	$613.85	(578)	$1,144,167	$(43,163,306)	$(234,443)
					$1,144,167	$(43,163,306)	$(234,443)

See Notes to Financial Statements.

TrueShares Structured Outcome (December) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.14%
Call Options Purchased - 10.14%
State Street SPDR S&P 500 ETF Trust
11/30/2026, $665.00, $1,120,155	15	$151,903
State Street SPDR S&P 500 ETF Trust
11/30/2026, $683.01, $746,770	10	85,730
State Street SPDR S&P 500 ETF Trust
11/30/2026, $683.42, $25,016,795	335	2,860,284
State Street SPDR S&P 500 ETF Trust
11/30/2026, $686.01, $746,770	10	83,190
State Street SPDR S&P 500 ETF Trust
11/30/2026, $696.01, $896,124	12	89,819
State Street SPDR S&P 500 ETF Trust
11/30/2026, $700.00, $74,677	1	7,158
State Street SPDR S&P 500 ETF Trust
11/30/2026, $710.00, $597,416	8	50,837
State Street SPDR S&P 500 ETF Trust
11/30/2026, $714.00, $224,031	3	18,122
State Street SPDR S&P 500 ETF Trust
11/30/2026, $725.00, $448,062	6	31,219
State Street SPDR S&P 500 ETF Trust
11/30/2026, $734.00, $448,062	6	27,299
State Street SPDR S&P 500 ETF Trust
11/30/2026, $667.00, $373,385	5	49,760
State Street SPDR S&P 500 ETF Trust
11/30/2026, $694.00, $373,385	5	38,255
State Street SPDR S&P 500 ETF Trust
11/30/2026, $683.40, $1,642,894	22	187,877
		3,681,453

TOTAL PURCHASED OPTIONS
(Cost $1,352,764)		3,681,453

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 90.63%
Treasury Bills
11/27/2026, 3.59%(a)	$33,410,100	32,889,472

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,930,922)		32,889,472

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,463	30,463

TOTAL MONEY MARKET FUNDS
(Cost $30,463)		30,463
TOTAL INVESTMENTS - 100.85%
(Cost $34,314,149)	$36,601,388

Liabilities in Excess of Other Assets - (0.85)%	(308,242)

NET ASSETS - 100.00%	$36,293,146

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of June 30, 2026, the aggregate value of those securities was $17,227,299, representing 47.47% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

TrueShares Structured Outcome (December) ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	11/30/2026	$597.00	(3)	$6,785	$(224,031)	$(1,371)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	11/30/2026	600.00	(6)	13,534	(448,062)	(2,827)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	11/30/2026	614.00	(4)	7,993	(298,708)	(2,178)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	11/30/2026	615.05	(542)	1,867,572	(40,474,934)	(298,442)
					$1,895,884	$(41,445,735)	$(304,818)

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Outcome (June) ETF

ASSETS:
Investments, at value	$41,373,238	$30,647,987	$36,047,454	$33,153,947	$35,466,002	$32,519,330
Deposits with broker for purchased options	14,656	29,387	112,330	6,686	37,792	106,213
Receivable for investments sold	124	—	12	12	—	8,870
Dividends receivable	3,284	1,930	1,126	76	1,341	1,448
Total Assets	41,391,302	30,679,304	36,160,922	33,160,721	35,505,135	32,635,861
LIABILITIES:
Payable to Investment Advisor	26,478	18,566	22,226	21,204	21,631	20,477
Written options, at value	456,721	403,158	530,461	443,976	830,473	1,078,070
Total Liabilities	483,199	421,724	552,687	465,180	852,104	1,098,547
NET ASSETS	$40,908,103	$30,257,580	$35,608,235	$32,695,541	$34,653,031	$31,537,314

NET ASSETS CONSIST OF
Paid in capital	$37,180,551	$28,249,421	$33,233,955	$29,636,164	$31,953,061	$28,812,562
Total distributable earnings	3,727,552	2,008,159	2,374,280	3,059,377	2,699,970	2,724,752
NET ASSETS	$40,908,103	$30,257,580	$35,608,235	$32,695,541	$34,653,031	$31,537,314

INVESTMENTS, AT COST	$38,647,431	$29,613,489	$34,792,936	$31,634,711	$35,018,710	$32,883,503
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$2,222,468	$1,129,695	$1,421,787	$1,067,467	$1,204,803	$1,144,248

Net asset value:
Net assets	$40,908,103	$30,257,580	$35,608,235	$32,695,541	$34,653,031	$31,537,314
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,000,000	750,000	970,000	820,000	960,000	895,000
Net asset value, price per share	$40.91	$40.34	$36.71	$39.87	$36.10	$35.24

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (Continued) (Unaudited)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF

ASSETS:
Investments, at value	$31,502,140	$41,012,014	$126,163,095	$42,574,475	$37,831,219	$36,601,388
Deposits with broker for purchased options	2,739,746	46,066	45,118	60,707	35,303	19,599
Receivable for investments sold	—	—	—	12	—	12
Dividends receivable	17,284	102	254	158	2,027	441
Total Assets	34,259,170	41,058,182	126,208,467	42,635,352	37,868,549	36,621,440
LIABILITIES:
Payable to Investment Advisor	23,561	26,751	81,652	27,660	23,526	23,476
Payable for investments purchased	8,942	88	—	—	—	—
Written options, at value	1,138,980	17,093	179,383	143,332	234,443	304,818
Total Liabilities	1,171,483	43,932	261,035	170,992	257,969	328,294
NET ASSETS	$33,087,687	$41,014,250	$125,947,432	$42,464,360	$37,610,580	$36,293,146

NET ASSETS CONSIST OF
Paid in capital	$29,322,276	$33,866,572	$113,155,189	$37,601,433	$37,082,362	$35,103,208
Total distributable earnings	3,765,411	7,147,678	12,792,243	4,862,927	528,218	1,189,938
NET ASSETS	$33,087,687	$41,014,250	$125,947,432	$42,464,360	$37,610,580	$36,293,146

INVESTMENTS, AT COST	$31,539,422	$37,676,779	$115,510,769	$39,615,456	$36,503,723	$34,314,149
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$1,137,580	$885,424	$3,418,604	$1,595,718	$1,144,167	$1,895,884

Net asset value:
Net assets	$33,087,687	$41,014,250	$125,947,432	$42,464,360	$37,610,580	$36,293,146
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	730,000	905,000	2,775,000	930,000	800,000	840,000
Net asset value, price per share	$45.33	$45.32	$45.39	$45.66	$47.01	$43.21

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
INVESTMENT INCOME:
Dividends	$43,773	$16,169	$7,814	$11,978	$14,119	$14,356
Interest and other income	1,053,203	286,425	349,057	345,102	324,569	316,715
Interest on deposits with broker	12,751	1,738	714	565	1,400	1,501
Total Investment Income	1,109,727	304,332	357,585	357,645	340,088	332,572
EXPENSES:
Investment advisory fees	266,108	71,633	85,649	85,157	79,025	74,094
Total Expenses	266,108	71,633	85,649	85,157	79,025	74,094
NET INVESTMENT INCOME	843,619	232,699	271,936	272,488	261,063	258,478
Net realized gain/(loss) on:
Investments	(38,028)	210,057	558,765	572,930	1,811,131	2,395,025
Investments sold in-kind	(30,800)	(1,426)	(2,025)	372	(509)	(226)
Written options	(318,131)	(19,559)	73,231	405,389	391,251	364,792
Total Net Realized Gain/(Loss)	(386,959)	189,072	629,971	978,691	2,201,873	2,759,591
Net change in unrealized appreciation/depreciation on:
Investments	2,725,463	442,273	324,125	171,014	(673,746)	(1,148,765)
Written options	1,765,747	447,300	485,627	270,739	39,984	(224,383)
Total Net Change in Unrealized Appreciation/Depreciation	4,491,210	889,573	809,752	441,753	(633,762)	(1,373,148)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,104,251	1,078,645	1,439,723	1,420,444	1,568,111	1,386,443
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,947,870	$1,311,344	$1,711,659	$1,692,932	$1,829,174	$1,644,921

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Continued) (Unaudited)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
INVESTMENT INCOME:
Dividends	$22,734	$12,840	$3,774	$6,065	$6,591	$3,534
Interest and other income	398,353	662,639	1,982,863	764,297	399,207	866,989
Interest on deposits with broker	2,280	814	2,019	1,239	2,986	2,616
Total Investment Income	423,367	676,293	1,988,656	771,601	408,784	873,139
EXPENSES:
Investment advisory fees	97,355	156,692	454,463	182,115	93,251	204,960
Total Expenses	97,355	156,692	454,463	182,115	93,251	204,960
NET INVESTMENT INCOME	326,012	519,601	1,534,193	589,486	315,533	668,179
Net realized gain/(loss) on:
Investments	2,374,898	2,260,711	(2,639,818)	(265,875)	(743,657)	(550,477)
Investments sold in-kind	759	9,738	520	(12,084)	(540)	(3,418)
Written options	672,588	665,119	56,121	149,677	(231,084)	(153,354)
Total Net Realized Gain/(Loss)	3,048,245	2,935,568	(2,583,177)	(128,282)	(975,281)	(707,249)
Net change in unrealized appreciation/ depreciation on:
Investments	(1,004,000)	2,546,064	7,996,089	2,784,096	1,517,446	2,651,400
Written options	(450,940)	477,007	1,809,591	1,035,635	776,157	1,317,502
Total Net Change in Unrealized Appreciation/Depreciation	(1,454,940)	3,023,071	9,805,680	3,819,731	2,293,603	3,968,902
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,593,305	5,958,639	7,222,503	3,691,449	1,318,322	3,261,653
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,919,317	$6,478,240	$8,756,696	$4,280,935	$1,633,855	$3,929,832

See Notes to Financial Statements.

TrueShares Structured Outcome (January) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$843,619	$1,069,618
Net realized gain/(loss)	(386,959)	3,030,766
Net change in unrealized appreciation/depreciation	4,491,210	(4,816)
Net increase in net assets resulting from operations	4,947,870	4,095,568
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(1,082,700)
Net decrease in net assets from distributions	—	(1,082,700)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	4,998,312	153,269,131
Shares redeemed	(45,227,386)	(107,237,652)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(40,229,074)	46,031,479
Net increase/(decrease) in net assets	(35,281,204)	49,044,347
NET ASSETS
Beginning of period	76,189,307	27,144,960
End of period	$40,908,103	$76,189,307

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (February) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$232,699	$306,121
Net realized gain	189,072	708,711
Net change in unrealized appreciation/depreciation	889,573	160,035
Net increase in net assets resulting from operations	1,311,344	1,174,867
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(421,481)
Net decrease in net assets from distributions	—	(421,481)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	32,631,501	18,177,438
Shares redeemed	(17,994,848)	(11,168,563)
Net increase in net assets derived from beneficial interest transactions	14,636,653	7,008,875
Net increase in net assets	15,947,997	7,762,261
NET ASSETS
Beginning of period	14,309,583	6,547,322
End of period	$30,257,580	$14,309,583

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (March) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$271,936	$551,523
Net realized gain	629,971	1,030,041
Net change in unrealized appreciation/depreciation	809,752	(311,664)
Net increase in net assets resulting from operations	1,711,659	1,269,900
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(553,916)
Net decrease in net assets from distributions	—	(553,916)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	35,428,601	40,755,587
Shares redeemed	(18,334,083)	(44,451,939)
Net increase/(decrease) in net assets derived from beneficial interest transactions	17,094,518	(3,696,352)
Net increase/(decrease) in net assets	18,806,177	(2,980,368)
NET ASSETS
Beginning of period	16,802,058	19,782,426
End of period	$35,608,235	$16,802,058

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (April) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$272,488	$549,078
Net realized gain	978,691	188,213
Net change in unrealized appreciation/depreciation	441,753	57,146
Net increase in net assets resulting from operations	1,692,932	794,437
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(552,002)
Net decrease in net assets from distributions	—	(552,002)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	32,322,575	38,919,996
Shares redeemed	(17,777,464)	(46,350,532)
Net increase/(decrease) in net assets derived from beneficial interest transactions	14,545,111	(7,430,536)
Net increase/(decrease) in net assets	16,238,043	(7,188,101)
NET ASSETS
Beginning of period	16,457,498	23,645,599
End of period	$32,695,541	$16,457,498

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (May) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$261,063	$330,026
Net realized gain/(loss)	2,201,873	(258,783)
Net change in unrealized appreciation/depreciation	(633,762)	1,093,414
Net increase in net assets resulting from operations	1,829,174	1,164,657
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(331,347)
Net decrease in net assets from distributions	—	(331,347)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	35,039,295	16,159,746
Shares redeemed	(17,618,789)	(11,232,949)
Net increase in net assets derived from beneficial interest transactions	17,420,506	4,926,797
Net increase in net assets	19,249,680	5,760,107
NET ASSETS
Beginning of period	15,403,351	9,643,244
End of period	$34,653,031	$15,403,351

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (June) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$258,478	$287,803
Net realized gain	2,759,591	216,407
Net change in unrealized appreciation/depreciation	(1,373,148)	815,360
Net increase in net assets resulting from operations	1,644,921	1,319,570
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(289,150)
Net decrease in net assets from distributions	—	(289,150)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	51,838,176	22,120,976
Shares redeemed	(34,532,602)	(15,168,971)
Net increase in net assets derived from beneficial interest transactions	17,305,574	6,952,005
Net increase in net assets	18,950,495	7,982,425
NET ASSETS
Beginning of period	12,586,819	4,604,394
End of period	$31,537,314	$12,586,819

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (July) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$326,012	$1,166,289
Net realized gain	3,048,245	3,727,202
Net change in unrealized appreciation/depreciation	(1,454,940)	(139,394)
Net increase in net assets resulting from operations	1,919,317	4,754,097
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(2,418,518)
Net decrease in net assets from distributions	—	(2,418,518)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	46,962,264	64,568,252
Shares redeemed	(35,161,283)	(80,882,404)
Net increase/(decrease) in net assets derived from beneficial interest transactions	11,800,981	(16,314,152)
Net increase/(decrease) in net assets	13,720,298	(13,978,573)
NET ASSETS
Beginning of period	19,367,389	33,345,962
End of period	$33,087,687	$19,367,389

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (August) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$519,601	$853,217
Net realized gain	2,935,568	1,801,994
Net change in unrealized appreciation/depreciation	3,023,071	441,271
Net increase in net assets resulting from operations	6,478,240	3,096,482
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(881,935)
Net decrease in net assets from distributions	—	(881,935)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	49,442,364	83,285,965
Shares redeemed	(39,205,231)	(77,276,111)
Net increase in net assets derived from beneficial interest transactions	10,237,133	6,009,854
Net increase in net assets	16,715,373	8,224,401
NET ASSETS
Beginning of period	24,298,877	16,074,476
End of period	$41,014,250	$24,298,877

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (September) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$1,534,193	$2,404,828
Net realized gain/(loss)	(2,583,177)	10,706,656
Net change in unrealized appreciation/depreciation	9,805,680	3,378,876
Net increase in net assets resulting from operations	8,756,696	16,490,360
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(2,407,641)
Net decrease in net assets from distributions	—	(2,407,641)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	10,399,134	211,014,792
Shares redeemed	(2,766,102)	(134,859,350)
Net increase in net assets derived from beneficial interest transactions	7,633,032	76,155,442
Net increase in net assets	16,389,728	90,238,161
NET ASSETS
Beginning of period	109,557,704	19,319,543
End of period	$125,947,432	$109,557,704

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (October) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$589,486	$756,006
Net realized gain/(loss)	(128,282)	2,031,078
Net change in unrealized appreciation/depreciation	3,819,731	498,533
Net increase in net assets resulting from operations	4,280,935	3,285,617
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(1,426,984)
Net decrease in net assets from distributions	—	(1,426,984)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	30,853,830	59,638,700
Shares redeemed	(28,420,434)	(41,060,263)
Net increase in net assets derived from beneficial interest transactions	2,433,396	18,578,437
Net increase in net assets	6,714,331	20,437,070
NET ASSETS
Beginning of period	35,750,029	15,312,959
End of period	$42,464,360	$35,750,029

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (November) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$315,533	$684,823
Net realized gain/(loss)	(975,281)	2,590,487
Net change in unrealized appreciation/depreciation	2,293,603	(489,971)
Net increase in net assets resulting from operations	1,633,855	2,785,339
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(691,645)
Net decrease in net assets from distributions	—	(691,645)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	20,719,599	29,461,640
Shares redeemed	(2,744,916)	(36,098,835)
Net increase/(decrease) in net assets derived from beneficial interest transactions	17,974,683	(6,637,195)
Net increase/(decrease) in net assets	19,608,538	(4,543,501)
NET ASSETS
Beginning of period	18,002,042	22,545,543
End of period	$37,610,580	$18,002,042

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (December) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$668,179	$1,825,194
Net realized loss	(707,249)	(920,156)
Net change in unrealized appreciation/depreciation	3,968,902	1,499,910
Net increase in net assets resulting from operations	3,929,832	2,404,948
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(1,913,348)
Net decrease in net assets from distributions	—	(1,913,348)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	3,588,401	113,114,137
Shares redeemed	(29,205,164)	(130,010,884)
Net decrease in net assets derived from beneficial interest transactions	(25,616,763)	(16,896,747)
Net decrease in net assets	(21,686,931)	(16,405,147)
NET ASSETS
Beginning of period	57,980,077	74,385,224
End of period	$36,293,146	$57,980,077

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (January) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$38.09		$34.36	$29.88	$25.77	$29.10		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.48		1.08	1.19	0.95	(0.08)		(0.19)
Net realized and unrealized gain/(loss) on investments	2.34		3.19	4.20 (c)	3.92 (c)	(3.20	)(c)	5.61	(c)
Total from Investment Operations	2.82		4.27	5.39	4.87	(3.28)		5.42

DISTRIBUTIONS:
From net investment income	—		(0.54)	(0.81)	(0.77)	—		—
Net realized gains	—		—	(0.12)	—	(0.05)		(1.32)
Total Distributions	—		(0.54)	(0.93)	(0.77)	(0.05)		(1.32)

ETF transaction fees per share	—		—	0.02	0.01	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	2.82		3.73	4.48	4.11	(3.33)		4.10
Net Asset Value - End of Period	$40.91		$38.09	$34.36	$29.88	$25.77		$29.10
TOTAL RETURN(e)	7.40%		12.40%	18.10%	18.91%	(11.29%)		21.65%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$40,908		$76,189	$27,145	$5,378	$3,866		$2,182
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.52	%(f)	2.99%	3.58%	3.40%	(0.32%)		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—		—	—	—	2,899%		—

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (February) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period February 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$37.66		$34.46	$30.55	$27.04	$30.15		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.49		1.12	1.17	1.01	(0.02)		(0.20)
Net realized and unrealized gain/(loss) on investments	2.19		3.28	4.07 (c)	4.58 (c)	(3.09	)(c)	5.35	(c)
Total from Investment Operations	2.68		4.40	5.24	5.59	(3.11)		5.15

DISTRIBUTIONS:
From net investment income	—		(0.91)	(1.05)	(0.92)	—		—
Net realized gains	—		(0.29)	(0.28)	(1.16)	—		—
Total Distributions	—		(1.20)	(1.33)	(2.08)	—		—

ETF transaction fees per share	—		—	0.00 (d)	0.00 (d)	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	2.68		3.20	3.91	3.51	(3.11)		5.15
Net Asset Value - End of Period	$40.34		$37.66	$34.46	$30.55	$27.04		$30.15
TOTAL RETURN(e)	7.12%		12.74%	17.12%	20.64%	(10.30%)		20.58%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$30,258		$14,310	$6,547	$3,665	$2,704		$3,768
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.57	%(f)	3.09%	3.48%	3.38%	(0.09%)		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—		—	—	—	1,309%		—

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (March) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period March 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$34.29		$31.40	$27.80	$24.77	$28.62		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.43		1.02	1.16	0.88	0.01		(0.17)
Net realized and unrealized gain/(loss) on investments	1.99		3.00	3.84 (c)	4.19 (c)	(3.67	)(c)	4.48	(c)
Total from Investment Operations	2.42		4.02	5.00	5.07	(3.66)		4.31

DISTRIBUTIONS:
From net investment income	—		(1.13)	(1.29)	(0.91)	(0.01)		—
Net realized gains	—		—	(0.13)	(1.13)	(0.18)		(0.70)
Total Distributions	—		(1.13)	(1.42)	(2.04)	(0.19)		(0.70)

ETF transaction fees per share	—		—	0.02	0.00 (d)	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	2.42		2.89	3.60	3.03	(3.85)		3.62
Net Asset Value - End of Period	$36.71		$34.29	$31.40	$27.80	$24.77		$28.62
TOTAL RETURN(e)	7.06%		12.76%	18.00%	20.45%	(12.76%)		17.24%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$35,608		$16,802	$19,782	$3,892	$3,716		$5,724
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.48	%(f)	3.15%	3.76%	3.25%	0.03%		(0.76	%)(f)
Portfolio turnover rate(g)(h)	—		—	—	67%	1,280%		—

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (April) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period April 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$37.40		$34.27	$29.71	$24.99	$28.40		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.48		1.06	1.25	0.80	0.14		(0.16)
Net realized and unrealized gain/(loss) on investments	1.99		3.32	4.24 (c)	4.78 (c)	(3.40	)(c)	3.56	(c)
Total from Investment Operations	2.47		4.38	5.49	5.58	(3.26)		3.40

DISTRIBUTIONS:
From net investment income	—		(1.25)	(0.95)	(0.86)	(0.15)		—
Total Distributions	—		(1.25)	(0.95)	(0.86)	(0.15)		—

ETF transaction fees per share	—		—	0.02	0.00 (d)	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	2.47		3.13	4.56	4.72	(3.41)		3.40
Net Asset Value - End of Period	$39.87		$37.40	$34.27	$29.71	$24.99		$28.40
TOTAL RETURN(e)	6.60%		12.76%	18.52%	22.28%	(11.47%)		13.59%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$32,696		$16,457	$23,646	$5,050	$5,624		$6,389
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.51	%(f)	2.99%	3.73%	2.88%	0.55%		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—		—	741%	—	1,153%		—

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (May) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period May 3, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$33.49		$30.14	$26.08	$23.13	$27.09		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.44		0.90	1.03	0.75	0.13		(0.13)
Net realized and unrealized gain/(loss) on investments	2.17		3.17	3.61 (c)	2.92 (c)	(3.93	)(c)	2.72	(c)
Total from Investment Operations	2.61		4.07	4.64	3.67	(3.80)		2.59

DISTRIBUTIONS:
From net investment income	—		(0.72)	(0.59)	(0.72)	(0.16)		—
Net realized gains	—		—	—	—	—		(0.51)
Total Distributions	—		(0.72)	(0.59)	(0.72)	(0.16)		(0.51)

ETF transaction fees per share	—		—	0.01	0.00 (d)	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	2.61		3.35	4.06	2.95	(3.96)		2.09
Net Asset Value - End of Period	$36.10		$33.49	$30.14	$26.08	$23.13		$27.09
TOTAL RETURN(e)	7.79%		13.50%	17.76%	15.87%	(14.03%)		10.39%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$34,653		$15,403	$9,643	$4,434	$3,469		$5,417
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.58	%(f)	2.86%	3.56%	3.02%	0.54%		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—		—	—	—	—		—

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (June) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period June 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$32.69		$29.71	$26.25	$23.78	$27.45		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.46		0.95	1.09	0.82	0.11		(0.12)
Net realized and unrealized gain/(loss) on investments	2.09		2.78	3.54 (c)	3.21 (c)	(3.65	)(c)	2.66	(c)
Total from Investment Operations	2.55		3.73	4.63	4.03	(3.54)		2.54

DISTRIBUTIONS:
From net investment income	—		(0.75)	(1.03)	(1.10)	(0.13)		—
Net realized gains	—		—	(0.15)	(0.48)	—		(0.09)
Total Distributions	—		(0.75)	(1.18)	(1.58)	(0.13)		(0.09)

ETF transaction fees per share	—		—	0.01	0.02	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	2.55		2.98	3.46	2.47	(3.67)		2.45
Net Asset Value - End of Period	$35.24		$32.69	$29.71	$26.25	$23.78		$27.45
TOTAL RETURN(e)	7.80%		12.55%	17.60%	17.02%	(12.87%)		10.13%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$31,537		$12,587	$4,604	$3,281	$2,972		$4,117
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.73	%(f)	3.04%	3.75%	3.22%	0.46%		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—		—	—	637%	—		—

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (July) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$42.10		$41.68	$36.21	$31.84	$35.21		$29.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.57		1.44	1.58	1.15	0.16		(0.25)
Net realized and unrealized gain/(loss) on investments	2.66		4.02	5.24 (c)	4.51 (c)	(3.51	)(c)	6.25 (c)
Total from Investment Operations	3.23		5.46	6.82	5.66	(3.35)		6.00

DISTRIBUTIONS:
From net investment income	—		(2.56)	(1.37)	(1.30)	(0.02)		—
Net realized gains	—		(2.48)	—	—	—		—
Total Distributions	—		(5.04)	(1.37)	(1.30)	(0.02)		—

ETF transaction fees per share	—		—	0.02	0.01	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.23		0.42	5.47	4.37	(3.37)		6.01
Net Asset Value - End of Period	$45.33		$42.10	$41.68	$36.21	$31.84		$35.21
TOTAL RETURN(e)	7.67%		12.95%	18.85%	17.81%	(9.50%)		20.56%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$33,088		$19,367	$33,346	$13,036	$11,939		$14,963
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	2.67	%(f)	3.31%	3.87%	3.31%	0.49%		(0.76%)
Portfolio turnover rate(g)(h)	—		—	—	—	—		1,307%

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (August) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$42.26		$38.73	$34.04	$30.02	$33.70		$27.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.56		1.28	1.44	1.14	0.16		(0.24)
Net realized and unrealized gain/(loss) on investments	2.50		3.78	4.81 (c)	4.03 (c)	(3.72	)(c)	6.04 (c)
Total from Investment Operations	3.06		5.06	6.25	5.17	(3.56)		5.80

DISTRIBUTIONS:
From net investment income	—		(1.53)	(1.57)	(1.16)	(0.12)		—
Total Distributions	—		(1.53)	(1.57)	(1.16)	(0.12)		—

ETF transaction fees per share	—		—	0.01	0.01	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.06		3.53	4.69	4.02	(3.68)		5.81
Net Asset Value - End of Period	$45.32		$42.26	$38.73	$34.04	$30.02		$33.70
TOTAL RETURN(e)	7.24%		13.02%	18.35%	17.25%	(10.55%)		20.83%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$41,014		$24,299	$16,074	$15,489	$12,761		$18,536
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.80%		0.79%
Ratio of net investment income/(loss) to average net assets	2.61	%(f)	3.21%	3.82%	3.51%	0.51%		(0.77%)
Portfolio turnover rate(g)(h)	—		—	—	228%	134%		1,297%

(a)

The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (September) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$42.22		$38.26	$33.46	$29.43	$32.33		$26.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.57		1.22	1.34	1.00	0.18		(0.23)
Net realized and unrealized gain/(loss) on investments	2.60		3.67	4.83 (c)	4.22 (c)	(2.88	)(c)	5.94 (c)
Total from Investment Operations	3.17		4.89	6.17	5.22	(2.70)		5.71

DISTRIBUTIONS:
From net investment income	—		(0.93)	(1.38)	(1.19)	(0.20)		—
Net realized gains	—		—	—	—	—		(0.02)
Total Distributions	—		(0.93)	(1.38)	(1.19)	(0.20)		(0.02)

ETF transaction fees per share	—		—	0.01	0.00 (d)	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.17		3.96	4.80	4.03	(2.90)		5.70
Net Asset Value - End of Period	$45.39		$42.22	$38.26	$33.46	$29.43		$32.33
TOTAL RETURN(e)	7.51%		12.76%	18.43%	17.72%	(8.34%)		20.83%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$125,947		$109,558	$19,320	$17,230	$20,598		$25,861
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	2.66	%(f)	2.98%	3.61%	3.15%	0.60%		(0.76%)
Portfolio turnover rate(g)(h)	—		—	—	—	—		1,301%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (October) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$42.56		$39.26	$33.41	$29.18	$32.75		$27.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.55		1.24	1.28	1.00	0.14		(0.23)
Net realized and unrealized gain/(loss) on investments	2.55		3.76	5.02 (c)	4.31 (c)	(3.51	)(c)	5.77 (c)
Total from Investment Operations	3.10		5.00	6.30	5.31	(3.37)		5.54

DISTRIBUTIONS:
From net investment income	—		(0.93)	(0.49)	(1.09)	(0.20)		—
Net realized gains	—		(0.77)	—	—	—		—
Total Distributions	—		(1.70)	(0.49)	(1.09)	(0.20)		—

ETF transaction fees per share	—		—	0.04	0.01	0.00	(d)	0.00 (d)
Net Increase/(Decrease) in net asset value	3.10		3.30	5.85	4.23	(3.57)		5.54
Net Asset Value - End of Period	$45.66		$42.56	$39.26	$33.41	$29.18		$32.75
TOTAL RETURN(e)	7.28%		12.68%	18.99%	18.23%	(10.31%)		20.37%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$42,464		$35,750	$15,313	$3,675	$4,377		$8,189
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	2.57	%(f)	3.03%	3.38%	3.19%	0.48%		(0.77%)
Portfolio turnover rate(g)(h)	—		—	—	3%	—		1,021%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (November) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$43.91		$40.26	$34.76	$30.07	$33.37		$27.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.59		1.24	1.31	1.20	0.07		(0.24)
Net realized and unrealized gain/(loss) on investments	2.51		3.98	5.37 (c)	4.27 (c)	(3.30	)(c)	6.14 (c)
Total from Investment Operations	3.10		5.22	6.68	5.47	(3.23)		5.90

DISTRIBUTIONS:
From net investment income	—		(1.57)	(1.18)	(0.79)	(0.07)		—
Net realized gains	—		—	—	—	—		(0.17)
Total Distributions	—		(1.57)	(1.18)	(0.79)	(0.07)		(0.17)

ETF transaction fees per share	—		—	0.00 (d)	0.01	0.00	(d)	0.02
Net Increase/(Decrease) in net asset value	3.10		3.65	5.50	4.69	(3.30)		5.75
Net Asset Value - End of Period	$47.01		$43.91	$40.26	$34.76	$30.07		$33.37
TOTAL RETURN(e)	7.06%		12.93%	19.19%	18.21%	(9.66%)		21.40%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$37,611		$18,002	$22,546	$18,073	$9,772		$14,181
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	2.65	%(f)	2.98%	3.39%	3.65%	0.23%		(0.76%)
Portfolio turnover rate(g)(h)	—		—	—	—	—		1,302%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (December) ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$40.26		$37.01	$31.88	$27.36	$30.43		$25.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.52		1.23	1.25	1.22	(0.05)		(0.21)
Net realized and unrealized gain/(loss) on investments	2.43		3.34	4.81 (c)	3.68 (c)	(2.63	)(c)	5.33 (c)
Total from Investment Operations	2.95		4.57	6.06	4.90	(2.68)		5.12

DISTRIBUTIONS:
From net investment income	—		(1.32)	(0.94)	(0.39)	—		—
Net realized gains	—		—	—	—	(0.39)		(0.14)
Total Distributions	—		(1.32)	(0.94)	(0.39)	(0.39)		(0.14)

ETF transaction fees per share	—		—	0.01	0.01	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	2.95		3.25	5.13	4.52	(3.07)		4.99
Net Asset Value - End of Period	$43.21		$40.26	$37.01	$31.88	$27.36		$30.43
TOTAL RETURN(e)	7.33%		12.32%	19.00%	17.97%	(8.80%)		20.17%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$36,293		$57,980	$74,385	$40,175	$5,472		$6,086
Ratio of net operating expenses to average net assets	0.79	%(f)	0.79%	0.79%	0.79%	0.80%		0.79%
Ratio of net investment income/(loss) to average net assets	2.58	%(f)	3.22%	3.52%	4.02%	(0.17%)		(0.77%)
Portfolio turnover rate(g)(h)	—		—	—	—	—		1,286%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to twelve series of the Trust, TrueShares Structured Outcome (January) ETF (“JANZ”), TrueShares Structured Outcome (February) ETF (“FEBZ”), TrueShares Structured Outcome (March) ETF (“MARZ”), TrueShares Structured Outcome (April) ETF (“APRZ”), TrueShares Structured Outcome (May) ETF (“MAYZ”), TrueShares Structured Outcome (June) ETF (“JUNZ”), TrueShares Structured Outcome (July) ETF (“JULZ”), TrueShares Structured Outcome (August) ETF (“AUGZ”), TrueShares Structured Outcome (September) ETF (“SEPZ”), TrueShares Structured Outcome (October) ETF (“OCTZ”), TrueShares Structured Outcome (November) ETF (“NOVZ”) and TrueShares Structured Outcome (December) ETF (“DECZ”), (each a “Fund” and collectively the “Funds” or “Structured Outcome ETFs”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in options that reference the S&P 500® Price Index, employing a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

Each Fund is a diversified open-end management company registered under the 1940 Act and commenced operations as listed below:

Fund	Commencement of Operations
TrueShares Structured Outcome (January) ETF	January 4, 2021
TrueShares Structured Outcome (February) ETF	February 1, 2021
TrueShares Structured Outcome (March) ETF	March 1, 2021
TrueShares Structured Outcome (April) ETF	April 1, 2021
TrueShares Structured Outcome (May) ETF	May 3, 2021
TrueShares Structured Outcome (June) ETF	June 1, 2021
TrueShares Structured Outcome (July) ETF	July 1, 2020
TrueShares Structured Outcome (August) ETF	August 3, 2020
TrueShares Structured Outcome (September) ETF	September 1, 2020
TrueShares Structured Outcome (October) ETF	October 1, 2020
TrueShares Structured Outcome (November) ETF	November 2, 2020
TrueShares Structured Outcome (December) ETF	December 1, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on August 8, 2025, shares of JANZ, FEBZ, MARZ, APRZ, MAYZ, JUNZ, SEPZ, OCTZ, NOVZ and DECZ were exchanged for an equivalent number of shares of the corresponding Funds. The Funds’ net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below. Also in connection with this acquisition as of the close of business on September 9, 2025, shares of JULZ and AUGZ were exchanged for an equivalent number of shares of the Funds, and the Funds’ net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below.

Fund	Net assets, as a result of the reorganization	Net asset value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/ depreciation, as a result of the reorganization
TrueShares Structured Outcome (January) ETF	$28,197,958	$36.62	770,000	$1,269,978
TrueShares Structured Outcome (February) ETF	12,530,425	36.85	340,000	358,582
TrueShares Structured Outcome (March) ETF	19,473,929	33.58	580,000	709,684
TrueShares Structured Outcome (April) ETF	13,893,988	36.56	380,000	1,023,994
TrueShares Structured Outcome (May) ETF	10,345,010	32.33	320,000	853,693
TrueShares Structured Outcome (June) ETF	13,767,396	31.65	435,000	575,325
TrueShares Structured Outcome (July) ETF	36,296,625	45.37	800,000	1,366,326
TrueShares Structured Outcome (August) ETF	24,650,427	42.14	585,000	459,191
TrueShares Structured Outcome (September) ETF	111,261,768	40.83	2,725,000	9,489,081
TrueShares Structured Outcome (October) ETF	17,188,954	41.92	410,000	1,010,876
TrueShares Structured Outcome (November) ETF	20,630,832	42.98	480,000	1,336,388
TrueShares Structured Outcome (December) ETF	61,445,451	39.39	1,560,000	1,058,016

The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on the dates listed above, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

Each Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Funds’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The financial information provided to and reviewed by the CODM is presented within each Funds’ financial statements. The Operations and Risk Committee of the Advisor acts as the Funds’ CODM.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Financial Statements. The accompanying Financial Statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

The Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds’ financial statements during the year.

Portfolio Valuation – The NAV per share of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of June 30, 2026:

TrueShares Structured Outcome (January) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$4,381,728	$—	$4,381,728
U.S. Treasury Obligations	—	35,878,865	—	35,878,865
Money Market Funds	1,112,645	—	—	1,112,645
Total	$1,112,645	$40,260,593	$—	$41,373,238
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(456,721)	$—	$(456,721)
Total	$—	$(456,721)	$—	$(456,721)

TrueShares Structured Outcome (February) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,552,282	$—	$2,552,282
U.S. Treasury Obligations	—	28,064,808	—	28,064,808
Money Market Funds	30,897	—	—	30,897
Total	$30,897	$30,617,090	$—	$30,647,987
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(403,158)	$—	$(403,158)
Total	$—	$(403,158)	$—	$(403,158)

TrueShares Structured Outcome (March) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$3,395,230	$—	$3,395,230
U.S. Treasury Obligations	—	32,621,745	—	32,621,745
Money Market Funds	30,479	—	—	30,479
Total	$30,479	$36,016,975	$—	$36,047,454
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(530,461)	$—	$(530,461)
Total	$—	$(530,461)	$—	$(530,461)

TrueShares Structured Outcome (April) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$4,109,458	$—	$4,109,458
U.S. Treasury Obligations	—	29,014,042	—	29,014,042
Money Market Funds	30,447	—	—	30,447
Total	$30,447	$33,123,500	$—	$33,153,947
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(443,976)	$—	$(443,976)
Total	$—	$(443,976)	$—	$(443,976)

TrueShares Structured Outcome (May) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$3,022,556	$—	$3,022,556
U.S. Treasury Obligations	—	32,412,720	—	32,412,720
Money Market Funds	30,726	—	—	30,726
Total	$30,726	$35,435,276	$—	$35,466,002
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(830,473)	$—	$(830,473)
Total	$—	$(830,473)	$—	$(830,473)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (June) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,037,675	$—	$2,037,675
U.S. Treasury Obligations	—	30,461,015	—	30,461,015
Money Market Funds	20,640	—	—	20,640
Total	$20,640	$32,498,690	$—	$32,519,330
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(1,078,070)	$—	$(1,078,070)
Total	$—	$(1,078,070)	$—	$(1,078,070)

TrueShares Structured Outcome (July) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,502,189	$—	$2,502,189
U.S. Treasury Obligations	—	28,960,973	—	28,960,973
Money Market Funds	38,978	—	—	38,978
Total	$38,978	$31,463,162	$—	$31,502,140
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(1,138,980)	$—	$(1,138,980)
Total	$—	$(1,138,980)	$—	$(1,138,980)

TrueShares Structured Outcome (August) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$5,040,813	$—	$5,040,813
U.S. Treasury Obligations	—	35,947,467	—	35,947,467
Money Market Funds	23,734	—	—	23,734
Total	$23,734	$40,988,280	$—	$41,012,014
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(17,093)	$—	$(17,093)
Total	$—	$(17,093)	$—	$(17,093)

TrueShares Structured Outcome (September) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$16,010,726	$—	$16,010,726
U.S. Treasury Obligations	—	110,061,837	—	110,061,837
Money Market Funds	90,532	—	—	90,532
Total	$90,532	$126,072,563	$—	$126,163,095
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(179,383)	$—	$(179,383)
Total	$—	$(179,383)	$—	$(179,383)

TrueShares Structured Outcome (October) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$4,485,092	$—	$4,485,092
U.S. Treasury Obligations	—	38,049,190	—	38,049,190
Money Market Funds	40,193	—	—	40,193
Total	$40,193	$42,534,282	$—	$42,574,475
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(143,332)	$—	$(143,332)
Total	$—	$(143,332)	$—	$(143,332)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (November) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,773,415	$—	$2,773,415
U.S. Treasury Obligations	—	35,027,268	—	35,027,268
Money Market Funds	30,536	—	—	30,536
Total	$30,536	$37,800,683	$—	$37,831,219
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(234,443)	$—	$(234,443)
Total	$—	$(234,443)	$—	$(234,443)

TrueShares Structured Outcome (December) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$3,681,453	$—	$3,681,453
U.S. Treasury Obligations	—	32,889,472	—	32,889,472
Money Market Funds	30,463	—	—	30,463
Total	$30,463	$36,570,925	$—	$36,601,388
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(304,818)	$—	$(304,818)
Total	$—	$(304,818)	$—	$(304,818)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Dividends and distributions from net investment income and net realized capital gains and losses of the Funds, if any, are declared and paid annually or as the Board may determine from time to time.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the period ended June 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of June 30, 2026, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The cash amount, if any, is reported on the Statements of Assets and Liabilities as Deposit with broker for written or purchased options, which is held with one counterparty. The interest incurred, if any, on the Funds is reported on the Statements of Operations as Interest on deposits with broker. Interest amounts payable by the Funds, if any, are reported on the Statements of Assets and Liabilities as Interest payable on deposits with broker.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of June 30, 2026, the effects of derivatives instruments on each Fund’s Statement of Assets and Liabilities were as follows:

TrueShares Structured Outcome (January) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$4,381,728
Total		$4,381,728
Liability Derivatives
Equity (Written Options)	Written options, at value	$(456,721)
Total		$(456,721)
TrueShares Structured Outcome (February) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,552,282
Total		$2,552,282
Liability Derivatives
Equity (Written Options)	Written options, at value	$(403,158)
Total		$(403,158)
TrueShares Structured Outcome (March) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$3,395,230
Total		$3,395,230
Liability Derivatives
Equity (Written Options)	Written options, at value	$(530,461)
Total		$(530,461)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (April) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$4,109,458
Total		$4,109,458
Liability Derivatives
Equity (Written Options)	Written options, at value	$(443,976)
Total		$(443,976)
TrueShares Structured Outcome (May) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$3,022,556
Total		$3,022,556
Liability Derivatives
Equity (Written Options)	Written options, at value	$(830,473)
Total		$(830,473)
TrueShares Structured Outcome (June) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,037,675
Total		$2,037,675
Liability Derivatives
Equity (Written Options)	Written options, at value	$(1,078,070)
Total		$(1,078,070)
TrueShares Structured Outcome (July) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,502,189
Total		$2,502,189
Liability Derivatives
Equity (Written Options)	Written options, at value	$(1,138,980)
Total		$(1,138,980)
TrueShares Structured Outcome (August) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$5,040,813
Total		$5,040,813
Liability Derivatives
Equity (Written Options)	Written options, at value	$(17,093)
Total		$(17,093)
TrueShares Structured Outcome (September) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$16,010,726
Total		$16,010,726
Liability Derivatives
Equity (Written Options)	Written options, at value	$(179,383)
Total		$(179,383)
TrueShares Structured Outcome (October) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$4,485,092
Total		$4,485,092
Liability Derivatives
Equity (Written Options)	Written options, at value	$(143,332)
Total		$(143,332)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (November) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,773,415
Total		$2,773,415
Liability Derivatives
Equity (Written Options)	Written options, at value	$(234,443)
Total		$(234,443)
TrueShares Structured Outcome (December) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$3,681,453
Total		$3,681,453
Liability Derivatives
Equity (Written Options)	Written options, at value	$(304,818)
Total		$(304,818)

For the period ended June 30, 2026, the effects of derivative instruments on each Fund’s Statement of Operations were as follows:

TrueShares Structured Outcome (January) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$27,190	$2,794,315
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	(318,131)	1,765,747
Total		$(290,941)	$4,560,062

TrueShares Structured Outcome (February) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$209,029	$480,321
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	(19,559)	447,300
Total		$189,470	$927,621

TrueShares Structured Outcome (March) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$558,999	$389,838
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	73,231	485,627
Total		$632,230	$875,465

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (April) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$573,086	$218,836
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	405,389	270,739
Total		$978,475	$489,575

TrueShares Structured Outcome (May) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$1,811,130	$(615,752)
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	391,251	39,984
Total		$2,202,381	$(575,768)

TrueShares Structured Outcome (June) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$2,395,074	$(1,093,791)
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	364,792	(224,383)
Total		$2,759,866	$(1,318,174)

TrueShares Structured Outcome (July) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$2,375,068	$(936,476)
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	672,588	(450,940)
Total		$3,047,656	$(1,387,416)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (August) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$2,261,806	$2,605,506
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	665,119	477,007
Total		$2,926,925	$3,082,513

TrueShares Structured Outcome (September) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(2,639,603)	$8,195,609
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	56,121	1,809,591
Total		$(2,583,482)	$10,005,200

TrueShares Structured Outcome (October) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(265,640)	$2,820,685
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	149,677	1,035,635
Total		$(115,963)	$3,856,320

TrueShares Structured Outcome (November) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(743,519)	$1,564,764
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	(231,084)	776,157
Total		$(974,603)	$2,340,921

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

TrueShares Structured Outcome (December) ETF
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) onDerivatives	Change inUnrealizedAppreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(526,674)	$2,747,557
Equity (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	(153,355)	1,317,502
Total		$(680,029)	$4,065,059

The average monthly notional value of purchased and written option contracts for the Structured Outcome ETFs was the following for the six months ended June 30, 2026:

	Purchased
Fund	Options	Written Options
TrueShares Structured Outcome (January) ETF	$55,942,712	$73,406,715
TrueShares Structured Outcome (February) ETF	15,985,630	17,624,617
TrueShares Structured Outcome (March) ETF	19,926,211	22,108,355
TrueShares Structured Outcome (April) ETF	20,886,868	25,674,151
TrueShares Structured Outcome (May) ETF	20,377,821	20,535,638
TrueShares Structured Outcome (June) ETF	18,324,967	15,915,880
TrueShares Structured Outcome (July) ETF	24,646,419	29,316,675
TrueShares Structured Outcome (August) ETF	42,509,027	54,123,281
TrueShares Structured Outcome (September) ETF	108,936,589	134,453,128
TrueShares Structured Outcome (October) ETF	42,889,159	53,828,920
TrueShares Structured Outcome (November) ETF	21,172,494	27,226,406
TrueShares Structured Outcome (December) ETF	45,010,732	56,783,954

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of the Adviser, and became the Adviser’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board and the Funds approved the continuance of the Adviser prior to the close of the change in control.

Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of each Fund’s average daily net assets.

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fees.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, there were no purchases or sales of investments, excluding short-term investments and in-kind transactions.

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (January) ETF	June 30, 2026	December 31, 2025
Shares sold	130,000	4,050,000
Shares redeemed	(1,130,000)	(2,840,000)
Net increase/(decrease) in shares outstanding	(1,000,000)	1,210,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (February) ETF	June 30, 2026	December 31, 2025
Shares sold	840,000	510,000
Shares redeemed	(470,000)	(320,000)
Net increase in shares outstanding	370,000	190,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (March) ETF	June 30, 2026	December 31, 2025
Shares sold	1,010,000	1,270,000
Shares redeemed	(530,000)	(1,410,000)
Net increase/(decrease) in shares outstanding	480,000	(140,000)

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (April) ETF	June 30, 2026	December 31, 2025
Shares sold	870,000	1,150,000
Shares redeemed	(490,000)	(1,400,000)
Net increase/(decrease) in shares outstanding	380,000	(250,000)

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (May) ETF	June 30, 2026	December 31, 2025
Shares sold	1,010,000	510,000
Shares redeemed	(510,000)	(370,000)
Net increase in shares outstanding	500,000	140,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (June) ETF	June 30, 2026	December 31, 2025
Shares sold	1,490,000	730,000
Shares redeemed	(980,000)	(500,000)
Net increase in shares outstanding	510,000	230,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (July) ETF	June 30, 2026	December 31, 2025
Shares sold	1,060,000	1,530,000
Shares redeemed	(790,000)	(1,870,000)
Net increase/(decrease) in shares outstanding	270,000	(340,000)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (August) ETF	June 30, 2026	December 31, 2025
Shares sold	1,210,000	2,140,000
Shares redeemed	(880,000)	(1,980,000)
Net increase in shares outstanding	330,000	160,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (September) ETF	June 30, 2026	December 31, 2025
Shares sold	240,000	5,360,000
Shares redeemed	(60,000)	(3,270,000)
Net increase in shares outstanding	180,000	2,090,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (October) ETF	June 30, 2026	December 31, 2025
Shares sold	730,000	1,430,000
Shares redeemed	(640,000)	(980,000)
Net increase in shares outstanding	90,000	450,000

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (November) ETF	June 30, 2026	December 31, 2025
Shares sold	450,000	670,000
Shares redeemed	(60,000)	(820,000)
Net increase/(decrease) in shares outstanding	390,000	(150,000)

	For the Six Months
	Ended	For the Year Ended
TrueShares Structured Outcome (December) ETF	June 30, 2026	December 31, 2025
Shares sold	90,000	2,850,000
Shares redeemed	(690,000)	(3,420,000)
Net decrease in shares outstanding	(600,000)	(570,000)

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026.

The character of distributions paid on a tax basis during the year ended December 31, 2025 were as follows:

Ordinary
Fund	Income
TrueShares Structured Outcome (January) ETF	$1,082,700
TrueShares Structured Outcome (February) ETF	421,481
TrueShares Structured Outcome (March) ETF	553,916
TrueShares Structured Outcome (April) ETF	552,002
TrueShares Structured Outcome (May) ETF	331,347
TrueShares Structured Outcome (June) ETF	289,150
TrueShares Structured Outcome (July) ETF	2,418,518
TrueShares Structured Outcome (August) ETF	881,935
TrueShares Structured Outcome (September) ETF	2,407,641
TrueShares Structured Outcome (October) ETF	1,426,984
TrueShares Structured Outcome (November) ETF	691,645
TrueShares Structured Outcome (December) ETF	1,913,348

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at June 30, 2026 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
TrueShares Structured Outcome (January) ETF	$2,794,315	$(410,539)	$—	$2,383,776	$38,989,462
TrueShares Structured Outcome (February) ETF	1,089,900	(55,463)	—	1,034,437	29,613,550
TrueShares Structured Outcome (March) ETF	1,356,551	(261,042)	—	1,095,509	34,951,945
TrueShares Structured Outcome (April) ETF	1,553,417	(34,244)	—	1,519,173	31,634,774
TrueShares Structured Outcome (May) ETF	509,831	(62,539)	—	447,292	35,018,710
TrueShares Structured Outcome (June) ETF	—	(366,835)	—	(366,835)	32,897,488
TrueShares Structured Outcome (July) ETF	—	(37,375)	—	(37,375)	31,539,515
TrueShares Structured Outcome (August) ETF	3,337,841	(3,106)	—	3,334,735	37,677,279
TrueShares Structured Outcome (September) ETF	10,653,854	(9,025)	—	10,644,829	115,518,266
TrueShares Structured Outcome (October) ETF	2,968,160	(206,789)	—	2,761,371	39,813,104
TrueShares Structured Outcome (November) ETF	1,415,423	(264,929)	—	1,150,494	36,680,725
TrueShares Structured Outcome (December) ETF	2,328,688	(281,287)	—	2,047,401	34,553,987

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust and/or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

TrueShares Structured Outcome ETFs

ADDITIONAL INFORMATION

June 30, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at www.sec.gov; (ii) by calling (877) 774-TRUE (8783); or (iii) the Funds’ website at www.true-shares.com.

TrueShares Sub-Advised ETFs

Polen Dividend Income ETF (NYSE Arca, Inc.: DIVZ)*

RiverNorth Market Neutral ETF (Cboe BZX Exchange, Inc.: RNMN)**

TrueShares Eagle Global Next Gen Power Infrastructure ETF (Cboe BZX Exchange, Inc.: PWRZ)^

TrueShares Patriot Defense ETF (Cboe BZX Exchange, Inc.: FLDZ)^^

TrueShares Technology, AI & Deep Learning ETF (Cboe BZX Exchange, Inc.: LRNZ)’

Semi-Annual Financial Statements

June 30, 2026

*Effective February 8, 2026, the name of the Fund was changed from The Opal Dividend Income ETF to Polen Dividend Income ETF.

**Effective July 9, 2026, the name of the Fund was changed from RiverNorth Enhanced Pre-Merger SPAC ETF to RiverNorth Market Neutral ETF and the Fund changed its ticker symbol from SPCZ to RNMN.

^Effective July 9, 2026, the name of the Fund was changed from TrueShares Eagle Global Renewable Energy Income ETF to TrueShares Eagle Global Next Gen Power Infrastructure ETF and the Fund changed its ticker symbol from RNWZ to PWRZ and migrated from the NYSE Arca, Inc. exchange to Cboe BZX Exchange, Inc.

^^Effective July 9, 2026, the name of the Fund was changed from RiverNorth Patriot ETF to TrueShares Patriot Defense ETF.

‘Effective July 9, 2026, TrueShares Technology, AI & Deep Learning ETF migrated from the NYSE Arca, Inc. exchange to Cboe BZX Exchange, Inc.

Polen Dividend Income ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.21%
Consumer Staple Products - 19.62%
Altria Group, Inc.	87,360	$6,285,552
British American Tobacco PLC - Sponsored ADR	167,573	10,349,308
Hershey Co.	49,189	8,630,210
PepsiCo, Inc.	50,210	6,798,434
Philip Morris International, Inc.	85,905	15,541,074
The Procter & Gamble Co.	33,548	4,919,479
		52,524,057

Financial Services - 5.98%
CME Group, Inc.	38,145	8,423,560
Goldman Sachs Group, Inc.	7,507	7,592,355
		16,015,915

Health Care - 19.31%
Abbott Laboratories	57,668	5,232,794
AbbVie, Inc.	37,147	9,347,671
Cigna Group	29,696	8,186,593
Johnson & Johnson	50,945	12,938,502
UnitedHealth Group, Inc.	38,500	16,001,755
		51,707,315

Industrial Products - 3.07%
RTX Corp.	43,354	8,225,554

Industrial Services - 7.03%
Union Pacific Corp.	23,686	6,442,592
United Parcel Service, Inc., Class B	115,231	12,387,333
		18,829,925

Insurance - 2.81%
American International Group, Inc.	100,808	7,513,220

Oil & Gas - 8.79%
Chevron Corp.	64,791	10,739,756
Enbridge, Inc.	158,400	8,586,864
Kinder Morgan, Inc.	131,442	4,202,201
		23,528,821

Retail & Wholesale - Discretionary - 3.86%
Home Depot, Inc.	29,279	10,326,118
	Shares	Value
COMMON STOCKS - 92.21% (continued)
Tech Hardware & Semiconductors - 3.25%
QUALCOMM, Inc.	20,397	$3,769,161
Texas Instruments, Inc.	16,539	4,929,780
		8,698,941

Telecommunications - 5.23%
Verizon Communications, Inc.	330,762	14,004,463

Utilities - 13.26%
American Electric Power Co., Inc.	70,348	9,624,310
Atmos Energy Corp.	38,443	6,622,576
Brookfield Infrastructure Corp., Class A	171,304	6,595,204
NextEra Energy, Inc.	144,152	12,652,221
		35,494,311

TOTAL COMMON STOCKS
(Cost $227,230,905)		246,868,640

	Shares	Value
LIMITED PARTNERSHIPS - 5.61%
Oil & Gas - 5.61%
MPLX LP	266,875	15,033,068

TOTAL LIMITED PARTNERSHIPS
(Cost $13,426,951)		15,033,068

	Shares	Value
MONEY MARKET FUNDS - 2.13%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(a)	5,690,998	5,690,998

TOTAL MONEY MARKET FUNDS
(Cost $5,690,998)		5,690,998

TOTAL INVESTMENTS - 99.95%
(Cost $246,348,854)		$267,592,706

Other Assets in Excess of Liabilities - 0.05%		146,172

NET ASSETS - 100.00%		$267,738,878

(a)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:
ADR - American Depositary Receipt
LP – Limited Partnership
PLC - Public Limited Company

See Notes to Financial Statements

3

RiverNorth Market Neutral ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 81.99%(a)
Activate Energy Acquisition Corp., Class A	14,388	$143,880
Aldel Financial II, Inc.	8,655	92,479
Alussa Energy Acquisition Corp. II	9,122	91,585
Aperture AC, Class A	10,000	99,000
Apogee Acquisition Corp.	7,308	74,761
Armada Acquisition Corp. II, Class A	2,164	22,549
BHAV Acquisition Corp.	9,592	95,440
Bitcoin Infrastructure Acquisition Corp. Ltd., Class A	14,388	143,880
Blue Water Acquisition Corp. IV, Class A	10,000	99,000
BTC Development Corp., Class A	4,562	45,894
Burtech Acquisition Corp. II	9,592	96,112
Cantor Equity Partners VII, Inc., Class A	8,130	82,032
Charlton Aria Acquisition Corp., Class A	4,329	46,753
CN Healthy Food Tech Group Corp.	2,311	12,734
CO2 Energy Transition Corp.	7,418	78,334
Copley Acquisition Corp., Class A	2,164	22,570
CSLM Digital Asset Acquisition Corp. III Ltd.	9,124	92,517
Daedalus Special Acquisition Corp., Class A	4,796	48,392
EQV Ventures Acquisition Corp. II	13,848	140,973
Evolution Global Acquisition Corp., Class A	2,920	29,258
Fifth Era Acquisition Corp. I, Class A	2,275	23,705
FortuneX Acquisition Corp.	9,592	96,400
Future Money Acquisition Corp.	1,156	11,699
Futurewave Acquisition Corp.	13,000	130,390
Gesher Acquisition Corp. II, Class A	2,164	22,614
GigCapital8 Corp., Class A	9,124	91,787
GigCapital9 Corp., Class A	11,031	109,703
Globa Terra Acquisition Corp., Class A	3,941	40,750
Graf Global Corp., Class A	17,311	187,824
Hall Chadwick Acquisition Corp., Class A	13,686	137,407
HCM III Acquisition Corp., Class A	6,667	68,537
Hennessy Capital Investment Corp. VII	8,656	90,455
Inflection Point Acquisition Corp. V	1,804	18,942
Invest Green Acquisition Corp., Class A	13,686	136,997
JAB Acquisition Corp. I	8,750	87,762
Jackson Acquisition Co. II, Class A	4,329	46,061
K&F Growth Acquisition Corp. II, Class A	4,329	45,714
Lafayette Digital Acquisition Corp. I	14,388	143,592
Launch One Acquisition Corp.	4,329	47,013
Launch Two Acquisition Corp.	8,656	92,792
Legato Merger Corp. IV	14,388	142,729
Lionheart Holdings	7,523	81,775
M3-Brigade Acquisition VI Corp., Class A	9,124	92,426
Maywood Acquisition Corp. 2, Class A	10,000	98,800
Mountain Crest Acquisition 6 Corp.	9,592	97,455
Mountain Lake Acquisition Corp. II, Class A	11,031	109,538
Newbury Street II Acquisition Corp., Class A	4,329	46,017
NewHold Investment Corp. III, Class A	2,148	23,392
Plum Acquisition Corp. IV	7,056	75,217
Plutonian Acquisition Corp. II	4,796	48,631
Quantum Leap Acquisition Corp.	9,592	95,249
Quantumsphere Acquisition Corp.	9,124	93,247
Quartzsea Acquisition Corp.	2,164	22,765
Range Capital Acquisition Corp. II	9,124	91,970
Rithm Acquisition Corp., Class A	985	10,303
	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 81.99%(a) (continued)
SC II Acquisition Corp., Class A	14,177	$142,337
Siddhi Acquisition Corp., Class A	2,164	22,506
Silver Pegasus Acquisition Corp., Class A	9,125	93,805
Solarius Capital Acquisition Corp.	14,599	150,078
Space Asset Acquisition Corp.	8,823	89,642
StoneBridge Acquisition II Corp.	9,033	91,866
SUMA Acquisition Corp., Class A	14,388	142,010
Texas Ventures Acquisition IV Corp., Class A	10,000	100,000
United Acquisition Corp. I, Class A	14,388	142,945
Vernal Capital Acquisition Corp.	10,000	99,400
Viking Acquisition Corp. I, Class A	7,027	71,816
West Enclave Merger Corp.	10,000	99,200
Wilco 63 Corp.	10,000	99,500
X3 Acquisition Corp. Ltd., Class A	9,592	95,824
Yorkville Intl. Capital Corp.	10,000	100,500

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $5,675,841)		5,859,230

	Shares	Value
RIGHTS - 1.02%(a)
A SPAC III Acquisition Corp., Class A Subscription Price $10.00, Expires 11/12/2026	4,744	422
Aimei Health Technology Co. Ltd. Subscription Price $10.00, Expires 11/17/2028	14,391	4,317
Aperture AC, Class A Subscription Price $10.00, Expires 5/14/2031	10,000	1,850
Artius II Acquisition, Inc., Class A Subscription Price $10.00, Expires 2/14/2027	2,372	498
Bayview Acquisition Corp. Subscription Price $10.00, Expires 12/19/2026	7,251	569
BHAV Acquisition Corp. Subscription Price $10.00, Expires 3/20/2027	10,000	2,150
Black Hawk Acquisition Corp. Subscription Price $10.00, Expires 12/22/2026	3,951	6,085
Cal Redwood Acquisition Corp. Subscription Price $10.00, Expires 5/15/2030	2,372	650
ChampionsGate Acquisition Corp. Subscription Price $10.00, Expires 5/14/2030	886	121
Charlton Aria Acquisition Corp., Class A Subscription Price $10.00, Expires 12/31/2026	5,000	476
CO2 Energy Transition Corp. Subscription Price $10.00, Expires 11/22/2026	8,131	1,461
Columbus Acquisition Corp. Subscription Price $10.00, Expires 1/22/2027	2,372	1,304

See Notes to Financial Statements.

4

RiverNorth Market Neutral ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
RIGHTS - 1.02%(a) (continued)
DT Cloud Star Acquisition Corp. Subscription Price $10.00, Expires 7/9/2029	5,000	$550
EGH Acquisition Corp. Subscription Price $10.00, Expires 5/11/2027	2,372	935
Eureka Acquisition Corp. Subscription Price $10.00, Expires 7/3/2026	2,254	824
Fifth Era Acquisition Corp. I, Class A Subscription Price $10.00, Expires 2/21/2030	2,372	830
Flag Ship Acquisition Corp. Subscription Price $10.00, Expires 6/20/2027	8,679	694
GigCapital8 Corp. Subscription Price $10.00, Expires 9/30/2030	9,512	2,548
GigCapital9 Corp. Subscription Price $10.00, Expires 11/28/2028	11,500	3,278
Globa Terra Acquisition Corp., Class A Subscription Price $10.00, Expires 6/17/2030	4,320	475
Hall Chadwick Acquisition Corp. Subscription Price $10.00, Expires 11/20/2030	14,268	4,115
Hennessy Capital Investment Corp. VII Subscription Price $10.00, Expires 1/17/2030	9,487	3,350
IB Acquisition Corp. Subscription Price $10.00, Expires 9/28/2026	4,998	592
Inflection Point Acquisition Corp. III Subscription Price $10.00, Expires 4/28/2027	1,483	667
Inflection Point Acquisition Corp. V Subscription Price $10.00, Expires 8/14/2026	1,977	1,433
Invest Green Acquisition Corp. Subscription Price $10.00, Expires 11/17/2030	14,268	3,006
Jackson Acquisition Co. II, Class A Subscription Price $10.00, Expires 12/11/2026	4,744	783
K&F Growth Acquisition Corp. II, Class A Subscription Price $10.00, Expires 11/6/2026	4,744	610
Kochav Defense Acquisition Corp. Subscription Price $10.00, Expires 5/29/2027	2,372	479
Maywood Acquisition Corp. 2, Class A Subscription Price $10.00, Expires 7/15/2027	10,000	2,050
Oak Woods Acquisition Corp. Subscription Price $10.00, Expires 3/23/2028	19,934	3,588
Oyster Enterprises II Acquisition Corp. Subscription Price $10.00, Expires 5/22/2030	2,372	320
	Shares	Value
RIGHTS - 1.02%(a) (continued)
Quantumsphere Acquisition Corp. Subscription Price $10.00, Expires 8/6/2030	9,512	$1,529
Quartzsea Acquisition Corp. Subscription Price $10.00, Expires 2/18/2030	2,372	522
Quetta Acquisition Corp. Subscription Price $10.00, Expires 10/10/2026	1,994	1,540
RF Acquisition Corp. II Subscription Price $10.00, Expires 8/15/2026	8,065	806
Rising Dragon Acquisition Corp. Subscription Price $10.00, Expires 11/15/2028	10,000	700
SC II Acquisition Corp. Subscription Price $10.00, Expires 11/26/2030	14,780	2,751
Siddhi Acquisition Corp., Class A Subscription Price $10.00, Expires 9/15/2029	2,372	546
Silver Pegasus Acquisition Corp., Class A Subscription Price $10.00, Expires 6/26/2030	10,001	2,500
Sizzle Acquisition Corp. II Subscription Price $10.00, Expires 4/2/2030	2,372	453
Soulpower Acquisition Corp. Subscription Price $10.00, Expires 9/30/2026	2,135	249
StoneBridge Acquisition II Corp. Subscription Price $10.00, Expires 9/9/2030	9,417	1,413
SUMA Acquisition Corp., Class A Subscription Price $10.00, Expires 9/12/2027	15,000	4,260
Thayer Ventures Acquisition Corp. II Subscription Price $10.00, Expires 5/15/2030	1,897	332
UY Scuti Acquisition Corp. Subscription Price $10.00, Expires 3/3/2030	2,965	439
Vernal Capital Acquisition Corp. Subscription Price $10.00, Expires 11/6/2026	10,000	2,051
West Enclave Merger Corp. Subscription Price $10.00, Expires 5/1/2028	10,000	1,725

TOTAL RIGHTS (Cost $70,422)		72,846

See Notes to Financial Statements.

5

RiverNorth Market Neutral ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 1.33%(a)
Activate Energy Acquisition Corp. Exercise Price $11.50, Expires 1/26/2031	7,500	$2,850
Alchemy Investments Acquisition Corp. 1 Exercise Price $11.50, Expires 6/26/2028	2,758	579
Aldel Financial II, Inc. Exercise Price $11.50, Expires 10/10/2029	4,743	1,613
Alussa Energy Acquisition Corp. II Exercise Price $11.50, Expires 11/13/2030	3,170	1,266
Archimedes Tech SPAC Partners II Co. Exercise Price $11.50, Expires 10/15/2029	1,067	2,326
Armada Acquisition Corp. II, Class A Exercise Price $11.50, Expires 5/20/2030	1,186	1,008
Berto Acquisition Corp. Exercise Price $11.50, Expires 4/28/2030	519	384
Bitcoin Infrastructure Acquisition Corp. Ltd. Exercise Price $11.50, Expires 12/1/2030	7,500	2,337
Blue Water Acquisition Corp. IV, Class A Exercise Price $11.50, Expires 12/10/2030	5,000	1,787
BTC Development Corp. Exercise Price $11.50, Expires 8/19/2030	1,189	553
Centurion Acquisition Corp. Exercise Price $11.50, Expires 8/1/2029	4,944	1,432
CN Healthy Food Tech Group Corp. Exercise Price $11.50, Expires 2/16/2029	12,150	1,106
CO2 Energy Transition Corp. Exercise Price $11.50, Expires 8/17/2028	8,131	1,177
Copley Acquisition Corp., Class A Exercise Price $11.50, Expires 5/23/2030	1,186	102
CSLM Digital Asset Acquisition Corp. III Ltd. Exercise Price $11.50, Expires 9/19/2030	4,756	1,047
Daedalus Special Acquisition Corp., Class A Exercise Price $11.50, Expires 9/17/2030	1,250	799
Digital Asset Acquisition Corp. Exercise Price $11.50, Expires 3/17/2030	593	254
Dune Acquisition Corp. II Exercise Price $11.50, Expires 6/12/2030	1,332	539
Dynamix Corp. Exercise Price $11.50, Expires 12/6/2029	5,000	800
	Shares	Value
WARRANTS - 1.33%(a) (continued)
Einride AB Exercise Price $11.50, Expires 6/9/2031	10,026	$6,016
EQV Ventures Acquisition Corp. II, Class A Exercise Price $11.50, Expires 6/30/2026	5,059	2,011
Evolution Global Acquisition Corp. Exercise Price $11.50, Expires 11/7/2030	1,522	643
Fact II Acquisition Corp. Exercise Price $11.50, Expires 12/20/2029	4,743	2,896
Four Leaf Acquisition Corp. Exercise Price $11.50, Expires 5/12/2028	19,934	2
Gesher Acquisition Corp. II, Class A Exercise Price $11.50, Expires 3/12/2030	1,186	332
GIBO Holdings Ltd. Exercise Price $11.50, Expires 5/8/2030	9,967	222
Globa Terra Acquisition Corp., Class A Exercise Price $11.50, Expires 4/17/2030	3,240	263
Goal Acquisitions Corp. Exercise Price $11.50, Expires 7/31/2027	2,463	—
Gores Holdings X, Inc. Exercise Price $11.50, Expires 6/20/2031	296	278
GP-Act III Acquisition Corp., Class A Exercise Price $11.50, Expires 12/31/2027	8,874	2,130
Graf Global Corp. Exercise Price $11.50, Expires 8/7/2029	10,000	3,800
HCM III Acquisition Corp. Exercise Price $11.50, Expires 7/31/2030	2,222	1,611
Horizon Space Acquisition I Corp. Exercise Price $11.50, Expires 1/26/2028	3,101	139
Inflection Point Acqusition Corp. V Exercise Price $11.50, Expires 5/15/2032	10,000	654
Israel Acquisitions Corp. Exercise Price $11.50, Expires 2/28/2028	4,661	158
Jaws Mustang Acquisition Corp. Exercise Price $11.50, Expires 6/1/2030	1,780	71
Keen Vision Acquisition Corp. Exercise Price $11.50, Expires 9/15/2028	10,401	312
Lafayette Digital Acquisition Corp. I Exercise Price $11.50, Expires 2/3/2031	3,750	1,162

See Notes to Financial Statements.

6

RiverNorth Market Neutral ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 1.33%(a) (continued)
Launch One Acquisition Corp. Exercise Price $11.50, Expires 8/29/2029	2,500	$525
Launch Two Acquisition Corp. Exercise Price $11.50, Expires 11/26/2029	5,000	1,725
Legato Merger Corp. IV Exercise Price $11.50, Expires 3/16/2031	5,000	2,350
Lionheart Holdings Exercise Price $11.50, Expires 8/9/2029	4,168	1,654
M3-Brigade Acquisition V Corp., Class A Exercise Price $11.50, Expires 9/23/2030	5,000	1,975
M3-Brigade Acquisition VI Corp. Exercise Price $11.50, Expires 8/5/2030	3,170	1,268
Melar Acquisition Corp. I Exercise Price $11.50, Expires 6/1/2031	4,397	638
Mountain Lake Acquisition Corp. II, Class A Exercise Price $11.50, Expires 12/29/2030	5,750	1,635
Namib Minerals Exercise Price $11.50, Expires 6/5/2030	3,542	779
New Providence Acquisition Corp. III, Class A Exercise Price $11.50, Expires 4/24/2030	790	221
Newbury Street II Acquisition Corp., Class A Exercise Price $11.50, Expires 12/27/2029	2,372	576
NewHold Investment Corp. III, Class A Exercise Price $11.50, Expires 4/17/2030	1,186	2,479
Oak Woods Acquisition Corp. Exercise Price $11.50, Expires 5/17/2028	19,934	321
Plum Acquisition Corp. IV Exercise Price $11.50, Expires 1/30/2030	4,150	1,868
Polibeli Group Ltd. Exercise Price $11.50, Expires 6/23/2030	4,018	375
Presidio Production Co. Exercise Price $11.50, Expires 7/1/2031	2,933	4,048
ProCap Acquisition Corp. Exercise Price $11.50, Expires 5/13/2030	316	103
Procap Financial, Inc. Exercise Price $11.50, Expires 12/31/2030	593	130
Quantum Leap Acquisition Corp. Exercise Price $11.50, Expires 6/5/2031	9,592	1,247
	Shares	Value
WARRANTS - 1.33%(a) (continued)
Range Capital Acquisition Corp. II Exercise Price $11.50, Expires 9/16/2030	4,756	$1,617
Republic Digital Acquisition Co. Exercise Price $11.50, Expires 5/1/2030	593	222
Rithm Acquisition Corp. Exercise Price $11.50, Expires 4/11/2030	395	257
SIM Acquisition Corp. I, Class A Exercise Price $11.50, Expires 8/28/2029	2,500	700
Solarius Capital Acquisition Corp. Exercise Price $11.50, Expires 7/16/2030	8,000	2,200
Space Asset Acquisition Corp. Exercise Price $11.50, Expires 3/31/2033	3,066	2,851
Spring Valley Acquisition Corp. III Exercise Price $11.50, Expires 9/30/2030	3,170	5,627
Stellar V Capital Corp. Exercise Price $11.50, Expires 3/24/2030	1,186	408
Teamshares, Inc. Exercise Price $11.50, Expires 4/17/2030	1,186	1,743
Texas Ventures Acquisition III Corp. Exercise Price $11.50, Expires 5/15/2031	1,186	629
Titan Acquisition Corp. Exercise Price $11.50, Expires 6/2/2030	1,186	847
United Acquisition Corp. I Exercise Price $11.50, Expires 12/19/2030	3,750	4,650
Viking Acquisition Corp. I Exercise Price $11.50, Expires 11/3/2030	3,170	2,853
X3 Acquisition Corp. Ltd., Class A Exercise Price $11.50, Expires 3/17/2032	5,000	1,378
Youlife Group, Inc. Exercise Price $11.50, Expires 3/30/2028	8,873	985

TOTAL WARRANTS (Cost $73,196)		95,543

See Notes to Financial Statements.

7

RiverNorth Market Neutral ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 15.69%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	1,120,934	$1,120,934

TOTAL MONEY MARKET FUNDS (Cost $1,120,934)		1,120,934

TOTAL INVESTMENTS - 100.03% (Cost $6,940,393)		$7,148,553

Liabilities in Excess of Other Assets - (0.03)%		(2,243)

NET ASSETS - 100.00%		$7,146,310

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:
AB – Aktiebolag (Swedish: Limited Liability Company)
Ltd. – Limited

See Notes to Financial Statements.

8

TrueShares Eagle Global Next Gen Power Infrastructure ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.33%
Financial Services - 6.58%
HA Sustainable Infrastructure Capital, Inc.	10,029	$391,633

Industrial Services - 3.76%
Acciona SA	707	223,926

Utilities - 84.99%(a)
American Electric Power Co., Inc.	4,504	616,192
Black Hills Corp.	1,523	113,311
Clearway Energy, Inc., Class C	10,028	342,757
Drax Group PLC	18,582	187,079
Duke Energy Corp.	893	113,036
EDP Renovaveis SA	12,106	196,003
EDP SA	21,010	109,971
Endesa SA	6,479	295,227
Enel SpA	40,377	463,837
Fortum Oyj	8,913	206,633
NextEra Energy, Inc.	4,539	398,388
Northland Power, Inc.	11,892	187,320
NRG Energy, Inc.	988	144,307
Ormat Technologies, Inc.	1,615	175,874
Orsted A/S(b)(c)(d)	11,397	255,758
Otter Tail Corp.	1,252	112,655
PG&E Corp.	13,095	220,258
RWE AG	7,888	510,305
SSE PLC	7,106	229,612
Verbund AG	2,833	179,976
		5,058,499

TOTAL COMMON STOCKS (Cost $5,540,923)		5,674,058

	Shares	Value
LIMITED PARTNERSHIPS - 2.78%
Utilities - 2.78%
Brookfield Renewable Partners LP	4,764	165,454

TOTAL LIMITED PARTNERSHIPS (Cost $154,653)		165,454

	Shares	Value
MONEY MARKET FUNDS - 0.94%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(e)	55,940	55,940

TOTAL MONEY MARKET FUNDS (Cost $55,940)		55,940

TOTAL INVESTMENTS - 99.05% (Cost $5,751,516)	$5,895,452

Other Assets in Excess of Liabilities - 0.95%	56,661

NET ASSETS - 100.00%	$5,952,113

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2026, these securities had an aggregate value of $255,758 or 4.30% of net assets.
(d)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the aggregate market value of these securities was $255,758, representing 4.30% of net assets.
(e)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:
AG - Aktiengesellschaft (German: Stock Corporation)
A/S - Aktieselskab (Danish: Joint Stock Company)
LP – Limited Partnership
Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)
PLC - Public Limited Company
SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)
SpA - Società per azioni (Italian: Joint Stock Company)

See Notes to Financial Statements.

9

TrueShares Patriot Defense ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.64%
Banking - 7.52%
Ameris Bancorp	77	$6,950
BOK Financial Corp.	65	9,027
Central BanCo, Inc., Class A	328	9,965
Citizens Financial Group, Inc.	128	8,969
Columbia Banking System, Inc.	277	8,878
Commerce Bancshares, Inc.	155	8,951
Cullen/Frost Bankers, Inc.	51	7,881
East West Bancorp, Inc.	77	9,940
Fifth Third Bancorp	164	9,245
First Citizens BancShares, Inc., Class A	3	6,242
First Horizon Corp.	341	8,743
Flagstar Bank NA	443	6,618
FNB Corp.	460	8,777
Glacier Bancorp, Inc.	166	8,562
Hancock Whitney Corp.	89	6,650
Home BancShares, Inc.	219	6,253
Huntington Bancshares, Inc.	498	8,830
KeyCorp	383	8,828
M&T Bank Corp.	38	9,044
Old National Bancorp	360	9,324
Pinnacle Financial Partners, Inc.	90	9,079
PNC Financial Services Group, Inc.	52	12,803
Prosperity Bancshares, Inc.	115	8,399
Regions Financial Corp.	298	9,000
SouthState Bank Corp.	91	9,091
Truist Financial Corp.	166	8,270
UMB Financial Corp.	63	8,994
United Bankshares, Inc.	140	6,416
US Bancorp	181	10,932
Valley National Bancorp	628	9,200
Webster Financial Corp.	116	8,865
Wells Fargo & Co.	116	9,586
Western Alliance Bancorp	114	9,371
Wintrust Financial Corp.	52	8,357
Zions Bancorp NA	140	9,687
		305,727

Consumer Discretionary Products - 2.70%
DR Horton, Inc.	101	16,451
Lennar Corp., Class A	155	14,026
NVR, Inc.(a)	2	13,627
PulteGroup, Inc.	127	17,425
Rivian Automotive, Inc., Class A(a)	937	16,257
Taylor Morrison Home Corp., Class A(a)	216	15,496
Toll Brothers, Inc.	101	16,640
		109,922

Consumer Discretionary Services - 5.27%
Boyd Gaming Corp.	180	15,899
Brinker International, Inc.(a)	102	17,136
Caesars Entertainment, Inc.(a)	481	14,517
Cava Group, Inc.(a)	168	13,185
Chipotle Mexican Grill, Inc., Class A(a)	441	14,994
Churchill Downs, Inc.	168	15,059
Darden Restaurants, Inc.	67	13,803
DraftKings, Inc., Class A(a)	632	15,964
Dutch Bros, Inc., Class A(a)	274	19,676
Madison Square Garden Sports Corp.(a)	52	20,896
	Shares	Value
COMMON STOCKS - 97.64% (continued)
Consumer Discretionary Services - 5.27% (continued)
Planet Fitness, Inc., Class A(a)	195	$10,173
Service Corp. Intl.	195	14,812
Texas Roadhouse, Inc., Class A	81	15,652
Wingstop, Inc.	72	12,485
		214,251

Consumer Staple Products - 1.46%
Altria Group, Inc.	248	17,844
Coca-Cola Consolidated, Inc.	72	13,746
Constellation Brands, Inc., Class A	89	12,379
The Campbell’s Co.	682	15,188
		59,157

Financial Services - 4.96%
AGNC Investment Corp.	770	8,393
Ally Financial, Inc.	192	8,822
Ameriprise Financial, Inc.	12	5,505
Annaly Capital Management, Inc.	360	8,050
Ares Management Corp., Class A	79	8,793
Blue Owl Capital, Inc., Class A	852	7,455
Capital One Financial Corp.	52	10,432
Charles Schwab Corp.	104	9,596
Circle Internet Group, Inc., Class A(a)	80	5,010
Enact Holdings, Inc.	196	8,959
Federal National Mortgage Association(a)	1,374	8,945
Fidelity National Financial, Inc.	179	8,442
Jack Henry & Associates, Inc.	55	7,576
LPL Financial Holdings, Inc.	26	7,324
MGIC Investment Corp.	221	6,232
OneMain Holdings, Inc.	140	8,536
Piper Sandler Cos.	187	13,528
Riot Platforms, Inc.(a)	411	11,253
Robinhood Markets, Inc., Class A(a)	108	10,830
Synchrony Financial	117	8,898
T Rowe Price Group, Inc.	90	10,232
TPG, Inc., Class A	200	8,110
Voya Financial, Inc.	118	10,683
		201,604

Health Care - 12.64%
Arrowhead Pharmaceuticals, Inc.(a)	265	21,600
Axsome Therapeutics, Inc.(a)	94	23,008
BrightSpring Health Services, Inc.(a)	340	23,712
Cardinal Health, Inc.	67	15,917
Caris Life Sciences, Inc.(a)	668	11,904
Centene Corp.(a)	444	28,500
Chemed Corp.	41	19,095
Cigna Group	66	18,195
CVS Health Corp.	225	23,276
Elevance Health, Inc.	54	20,883
Ensign Group, Inc.	79	12,664
HCA Healthcare, Inc.	41	15,986
HealthEquity, Inc.(a)	184	16,619
Humana, Inc.	91	36,147
Ionis Pharmaceuticals, Inc.(a)	216	17,127
Krystal Biotech, Inc.(a)	53	19,699

See Notes to Financial Statements.

10

TrueShares Patriot Defense ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.64% (continued)
Health Care - 12.64% (continued)
Madrigal Pharmaceuticals, Inc.(a)	40	$21,478
McKesson Corp.	14	10,578
Molina Healthcare, Inc.(a)	109	24,928
Natera, Inc.(a)	80	21,716
Neurocrine Biosciences, Inc.(a)	121	20,393
PACS Group, Inc.(a)	382	16,289
Quest Diagnostics, Inc.	79	16,744
Tenet Healthcare Corp.(a)	81	15,153
United Therapeutics Corp.(a)	27	14,629
UnitedHealth Group, Inc.	67	27,847
		514,087

Industrial Products - 1.32%
AAON, Inc.	178	22,581
Huntington Ingalls Industries, Inc.	41	11,475
Karman Holdings, Inc.(a)	141	7,039
Symbotic, Inc., Class A(a)	277	12,451
		53,546

Industrial Services - 10.22%
Comfort Systems USA, Inc.	12	23,783
Construction Partners, Inc., Class A(a)	114	13,540
Core & Main, Inc., Class A(a)	287	13,848
CSX Corp.	425	20,200
Dycom Industries, Inc.(a)	37	18,707
EMCOR Group, Inc.	25	20,747
Everus Construction Group, Inc.(a)	123	20,412
Granite Construction, Inc.	100	15,808
IES Holdings, Inc.(a)	36	26,448
Installed Building Products, Inc.	50	11,492
JB Hunt Transport Services, Inc.	77	22,286
Kirby Corp.(a)	102	13,869
Knight-Swift Transportation Holdings, Inc., Class A	266	20,713
Landstar System, Inc.	75	15,511
MasTec, Inc.(a)	50	20,803
Norfolk Southern Corp.	52	16,359
Old Dominion Freight Line, Inc.	77	16,678
Primoris Services Corp.	101	10,011
Republic Services, Inc.	80	17,046
Saia, Inc.(a)	37	15,583
SiteOne Landscape Supply, Inc.(a)	111	12,700
Southwest Airlines Co.	362	18,614
Sterling Infrastructure, Inc.(a)	36	30,217
		415,375

Insurance - 2.95%
Allstate Corp.	39	9,280
American Financial Group, Inc.	65	9,096
Cincinnati Financial Corp.	53	9,812
Equitable Holdings, Inc.	209	9,171
Erie Indemnity Co., Class A	25	5,994
Globe Life, Inc.	53	9,470
Hanover Insurance Group, Inc.	38	8,137
Jackson Financial, Inc., Class A	77	7,884
Kinsale Capital Group, Inc.	27	8,905
	Shares	Value
COMMON STOCKS - 97.64% (continued)
Insurance - 2.95% (continued)
Lincoln National Corp.	217	$7,671
Loews Corp.	78	8,830
Old Republic International Corp.	192	7,857
Progressive Corp.	53	11,578
RLI Corp.	106	6,261
		119,946

Materials - 1.90%
Eagle Materials, Inc.	75	16,875
Martin Marietta Materials, Inc.	25	14,417
MP Materials Corp.(a)	282	15,795
Packaging Corp. of America	64	15,250
Vulcan Materials Co.	50	14,751
		77,088

Media - 3.49%
Charter Communications, Inc., Class A(a)	63	8,959
Fox Corp., Class A	247	12,884
Lyft, Inc., Class A(a)	974	14,230
Maplebear, Inc.(a)	400	18,940
New York Times Co., Class A	178	12,456
Nexstar Media Group, Inc.	66	11,787
Roku, Inc., Class A(a)	152	20,997
Sirius XM Holdings, Inc.	639	18,876
Versant Media Group, Inc.	351	12,640
Zillow Group, Inc., Class C(a)	327	10,307
		142,076

Oil & Gas - 8.73%
Antero Midstream Corp.	624	14,196
Antero Resources Corp.(a)	339	11,912
Archrock, Inc.	388	15,795
California Resources Corp.	191	10,098
Chord Energy Corp.	101	11,544
CNX Resources Corp.(a)	355	12,045
Comstock Resources, Inc.(a)	690	10,295
Devon Energy Corp.	590	24,379
Diamondback Energy, Inc.	76	13,359
EOG Resources, Inc.	115	14,919
EQT Corp.	220	11,697
Expand Energy Corp.	129	11,764
Hess Midstream LP, Class A	309	11,618
HF Sinclair Corp.	231	16,089
Kinder Morgan, Inc.	483	15,442
Magnolia Oil & Gas Corp., Class A	400	10,232
Marathon Petroleum Corp., Class A	62	15,852
Matador Resources Co.	239	11,897
Murphy USA, Inc.	26	14,011
ONEOK, Inc.	179	15,562
Permian Resources Corp., Class A	704	12,961
Range Resources Corp.	321	11,938
SM Energy Co.	472	12,319
Targa Resources Corp.	63	16,893
Texas Pacific Land Corp.	12	5,252
Viper Energy, Inc., Class A	158	6,699

See Notes to Financial Statements.

11

TrueShares Patriot Defense ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.64% (continued)
Oil & Gas - 8.73% (continued)
Williams Cos., Inc.	217	$16,132
		354,900

Real Estate - 8.20%
Agree Realty Corp.	107	8,104
Alexandria Real Estate Equities, Inc.	155	8,192
American Healthcare REIT, Inc.	159	8,292
American Homes 4 Rent, Class A	274	9,184
AvalonBay Communities, Inc.	52	9,812
BXP, Inc.	142	9,416
Brixmor Property Group, Inc.	260	8,198
Camden Property Trust	79	9,045
CareTrust REIT, Inc.	205	8,272
Compass, Inc., Class A(a)	941	11,603
Crown Castle, Inc.	95	7,194
CubeSmart	211	8,391
EastGroup Properties, Inc.	39	7,899
Equity LifeStyle Properties, Inc.	120	7,734
Equity Residential	131	8,899
Essential Properties Realty Trust, Inc.	242	7,224
Essex Property Trust, Inc.	25	7,290
Extra Space Storage, Inc.	53	7,701
Federal Realty Investment Trust	79	9,752
First Industrial Realty Trust, Inc.	130	7,970
Gaming and Leisure Properties, Inc.	170	7,570
Healthcare Realty Trust, Inc., Class A	441	8,895
Healthpeak Properties, Inc.	445	9,523
Host Hotels & Resorts, Inc.	396	9,389
Invitation Homes, Inc.	309	9,335
Kimco Realty Corp.	335	8,492
Kite Realty Group Trust	237	6,726
Lamar Advertising Co., Class A	65	10,139
Mid-America Apartment Communities, Inc.	66	9,170
NNN REIT, Inc.	185	8,608
Public Storage	27	8,594
Rayonier, Inc.	379	8,065
Regency Centers Corp.	106	8,452
Rexford Industrial Realty, Inc.	220	7,370
Ryman Hospitality Properties, Inc.	77	9,898
STAG Industrial, Inc.	211	8,031
Terreno Realty Corp.	130	8,420
UDR, Inc.	223	8,902
VICI Properties, Inc.	286	7,593
		333,344

Renewable Energy - 0.46%
First Solar, Inc.(a)	80	18,877

Retail & Wholesale - Discretionary - 5.48%
AutoNation, Inc.(a)	76	14,120
Builders FirstSource, Inc.(a)	176	15,749
Burlington Stores, Inc.(a)	50	15,840
CarMax, Inc.(a)	329	17,401
Carvana Co.(a)	245	16,126
Chewy, Inc., Class A(a)	546	10,729
	Shares	Value
COMMON STOCKS - 97.64% (continued)
Retail & Wholesale - Discretionary - 5.48% (continued)
Dick’s Sporting Goods, Inc.	78	$17,691
Dillard’s, Inc., Class A	28	14,796
Floor & Decor Holdings, Inc., Class A(a)	242	14,365
Lowe’s Cos., Inc.	77	16,978
QXO, Inc.(a)	705	12,182
Ross Stores, Inc.	77	16,389
Tractor Supply Co.	317	10,020
Ulta Beauty, Inc.(a)	28	12,627
Williams-Sonoma, Inc.	77	17,949
		222,962

Retail & Wholesale - Staples - 3.98%
Albertsons Cos., Inc., Class A	847	11,460
BJ’s Wholesale Club Holdings, Inc.(a)	143	12,472
Casey’s General Stores, Inc.	26	20,665
Dollar General Corp.	123	14,158
Five Below, Inc.(a)	65	11,686
Kroger Co.	197	10,939
Ollie’s Bargain Outlet Holdings, Inc.(a)	152	11,686
Performance Food Group Co.(a)	179	20,010
Sprouts Farmers Market, Inc.(a)	189	15,986
Target Corp.	129	16,849
US Foods Holding Corp.(a)	155	15,849
		161,760

Software & Tech Services - 3.58%
Affirm Holdings, Inc., Class A(a)	169	13,782
Booz Allen Hamilton Holding Corp., Class A	187	11,345
CACI International, Inc., Class A(a)	28	12,971
Chime Financial, Inc., Class A(a)	423	8,663
Figure Technology Solutions, Inc., Class A(a)	232	7,125
Paychex, Inc.	163	16,028
Paycom Software, Inc.	124	15,584
Paylocity Holding Corp.(a)	136	14,216
ServiceTitan, Inc., Class A(a)	191	13,506
Tempus AI, Inc.(a)	305	17,669
Toast, Inc., Class A(a)	534	14,856
		145,745

Telecommunications - 1.02%
AT&T, Inc.	562	11,634
Lumen Technologies, Inc.(a)	2,102	16,143
Verizon Communications, Inc.	320	13,549
		41,326

Utilities - 11.76%
Alliant Energy Corp.	167	12,740
Ameren Corp.	103	11,643
American Electric Power Co., Inc.	102	13,955
American Water Works Co., Inc.	91	11,974
Atmos Energy Corp.	65	11,198
Black Hills Corp.	141	10,490

See Notes to Financial Statements.

12

TrueShares Patriot Defense ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.64% (continued)
Utilities - 11.76% (continued)
CenterPoint Energy, Inc.	275	$12,111
CMS Energy Corp.	155	11,857
Consolidated Edison, Inc.	104	11,506
Constellation Energy Corp.	50	12,419
Dominion Energy, Inc.	193	13,180
DTE Energy Co.	77	11,732
Duke Energy Corp.	104	13,164
Edison International	167	12,433
Entergy Corp.	114	13,094
Essential Utilities, Inc.	300	11,493
Evergy, Inc.	141	12,187
Eversource Energy	169	12,214
Exelon Corp.	244	11,375
FirstEnergy Corp.	246	11,695
IDACORP, Inc.	90	13,617
National Fuel Gas Co.	153	11,813
New Jersey Resources Corp.	179	10,031
NiSource, Inc.	258	12,268
NRG Energy, Inc.	75	10,955
OGE Energy Corp.	243	11,824
ONE Gas, Inc.	117	9,017
PG&E Corp.	678	11,404
Pinnacle West Capital Corp.	116	12,412
Portland General Electric Co.	235	12,180
PPL Corp.	322	11,705
Public Service Enterprise Group, Inc.	142	11,525
Southern Co.	142	13,591
Southwest Gas Holdings, Inc.	140	12,415
Spire, Inc.	116	9,058
Talen Energy Corp.(a)	37	14,218
TXNM Energy, Inc.	196	11,129
Vistra Corp.	75	11,897
WEC Energy Group, Inc.	104	12,144
Xcel Energy, Inc.	154	12,366
		478,029

TOTAL COMMON STOCKS (Cost $3,527,744)		3,969,722

	Shares	Value
LIMITED PARTNERSHIPS - 1.55%
Oil & Gas - 1.55%
Energy Transfer LP	855	16,348
Enterprise Products Partners LP	423	15,549
MPLX LP	282	15,885
Western Midstream Partners LP	348	15,228
		63,010

TOTAL LIMITED PARTNERSHIPS (Cost $51,602)		63,010
	Shares	Value
MONEY MARKET FUNDS - 0.76%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(b)	30,946	$30,946

TOTAL MONEY MARKET FUNDS (Cost $30,946)		30,946

TOTAL INVESTMENTS - 99.95% (Cost $3,610,292)		$4,063,678

Other Assets in Excess of Liabilities - 0.05%		2,168

NET ASSETS - 100.00%		$4,065,846

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

LP – Limited Partnership

NA - National Association

See Notes to Financial Statements.

13

TrueShares Technology, AI & Deep Learning ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.14%
Health Care - 16.45%
Eli Lilly & Co.	691	$828,806
Guardant Health, Inc.(a)	13,160	1,974,395
Natera, Inc.(a)	8,428	2,287,781
Structure Therapeutics, Inc. - Sponsored ADR(a)	33,600	1,803,312
		6,894,294

Media - 3.97%
Alphabet, Inc., Class C	4,716	1,666,304

Software & Tech Services - 35.59%(a)(b)
Cloudflare, Inc., Class A	9,894	2,426,800
Crowdstrike Holdings, Inc., Class A	2,968	2,265,000
Datadog, Inc., Class A	7,486	1,949,055
MongoDB, Inc., Class A	4,970	1,669,423
Palo Alto Networks, Inc.	5,797	1,976,893
Samsara, Inc., Class A	46,657	1,513,086
Schrodinger, Inc.	73,237	1,190,101
Snowflake, Inc.	7,572	1,927,074
		14,917,432

Tech Hardware & Semiconductors - 43.13%(b)
Advanced Micro Devices, Inc.(a)	3,140	1,824,057
Analog Devices, Inc.	3,386	1,344,818
Applied Materials, Inc.	1,671	1,208,133
ARM Holdings PLC - ADR(a)	4,783	1,695,908
Astera Labs, Inc.(a)	3,178	1,535,038
Broadcom, Inc.	4,670	1,764,093
Micron Technology, Inc.	1,567	1,808,773
Monolithic Power Systems, Inc.	1,162	1,606,302
NVIDIA Corp.	7,615	1,523,685
Sandisk Corp.(a)	784	1,782,604
Vicor Corp.(a)	5,227	1,985,110
		18,078,521

TOTAL COMMON STOCKS (Cost $27,924,369)		41,556,551

	Shares	Value
MONEY MARKET FUNDS - 0.89%
State Street Institutional US Government Money Market Fund, Administration Class, 3.33% (7-day yield)(c)	373,049	373,049

TOTAL MONEY MARKET FUNDS (Cost $373,049)		373,049

TOTAL INVESTMENTS - 100.03% (Cost $28,297,418)	$41,929,600

Liabilities in Excess of Other Assets - (0.03)%	(13,759)

NET ASSETS - 100.00%	$41,915,841

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:
ADR - American Depositary Receipt
PLC - Public Limited Company

See Notes to Financial Statements.

14

TrueShares Sub-Advised ETFs

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

	Polen Dividend Income ETF	RiverNorth Market Neutral ETF	TrueShares Eagle Global Next Gen Power Infrastructure ETF	TrueShares Patriot Defense ETF	TrueShares Technology, AI & Deep Learning ETF

ASSETS:
Investments, at value	$267,592,706	$7,148,553	$5,895,452	$4,063,678	$41,929,600
Cash	—	—	—	17	3,129
Foreign currencies, at value	—	—	56,416	—	—
Receivable for fund shares sold	746,830	300	—	—	—
Dividends receivable	270,424	2,450	3,932	4,441	5,351
Other assets	185	—	—	—	185
Total Assets	268,610,145	7,151,303	5,955,800	4,068,136	41,938,265
LIABILITIES:
Payable to Investment Advisor	141,672	4,993	3,687	2,290	22,424
Payable for investments purchased	729,596	—	—	—	—
Total Liabilities	871,268	4,993	3,687	2,290	22,424
NET ASSETS	$267,738,878	$7,146,310	$5,952,113	$4,065,846	$41,915,841

NET ASSETS CONSIST OF
Paid in capital	$255,924,400	$7,025,993	$5,790,268	$4,492,783	$37,124,457
Total distributable earnings/(accumulated deficit)	11,814,478	120,317	161,845	(426,937)	4,791,384
NET ASSETS	$267,738,878	$7,146,310	$5,952,113	$4,065,846	$41,915,841

INVESTMENTS, AT COST	$246,348,854	$6,940,393	$5,751,516	$3,610,292	$28,297,418
FOREIGN CURRENCIES, AT COST	$—	$—	$58,019	$—	$—

Net asset value:
Net assets	$267,738,878	$7,146,310	$5,952,113	$4,065,846	$41,915,841
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,170,000	275,000	190,000	130,000	650,000
Net asset value, price per share	$37.34	$25.99	$31.33	$31.28	$64.49

See Notes to Financial Statements.

15

TrueShares Sub-Advised ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	Polen Dividend Income ETF	RiverNorth Market Neutral ETF	TrueShares Eagle Global Next Gen Power Infrastructure ETF	TrueShares Patriot Defense ETF	TrueShares Technology, AI & Deep Learning ETF
INVESTMENT INCOME:
Dividends	$4,422,549	$5,766	$63,658	$40,615	$27,017
Total Investment Income	4,422,549	5,766	63,658	40,615	27,017
EXPENSES:
Investment advisory fees	764,873	26,851	15,675	13,508	110,492
Total Expenses	764,873	26,851	15,675	13,508	110,492
NET INVESTMENT INCOME/(LOSS)	3,657,676	(21,085)	47,983	27,107	(83,475)
Net realized gain/(loss) on:
Investments	(3,911,418)	168,169	25,901	(70,086)	4,569,425
Investments sold in-kind	8,233,519	6,377	427,092	—	1,640,420
Foreign currency related transactions	(796)	—	173	—	—
Total Net Realized Gain/(Loss)	4,321,305	174,546	453,166	(70,086)	6,209,845
Net change in unrealized appreciation/depreciation on:
Investments	1,349,660	(31,611)	(178,057)	352,944	5,007,834
Foreign currency related translations	—	—	(1,566)	—	—
Total Net Change in Unrealized Appreciation/ Depreciation	1,349,660	(31,611)	(179,623)	352,944	5,007,834
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,670,965	142,935	273,543	282,858	11,217,679
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,328,641	$121,850	$321,526	$309,965	$11,134,204
*Foreign taxes withheld on dividends	$42,814	$—	$5,227	$—	$—

See Notes to Financial Statements.

16

Polen Dividend Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$3,657,676	$5,244,429
Net realized gain	4,321,305	4,149,611
Net change in unrealized appreciation/depreciation	1,349,660	16,265,891
Net increase in net assets resulting from operations	9,328,641	25,659,931
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(3,156,315)	(4,830,558)
Net decrease in net assets from distributions	(3,156,315)	(4,830,558)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	82,649,101	96,087,963
Shares redeemed	(33,596,170)	(38,508,889)
Net increase in net assets derived from beneficial interest transactions	49,052,931	57,579,074
Net increase in net assets	55,225,257	78,408,447
NET ASSETS
Beginning of period	212,513,621	134,105,174
End of period	$267,738,878	$212,513,621

(a)	The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

17

RiverNorth Market Neutral ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment loss	$(21,085)	$(37,920)
Net realized gain	174,546	527,517
Net change in unrealized appreciation/depreciation	(31,611)	15,177
Net increase in net assets resulting from operations	121,850	504,774
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(600,770)
Net decrease in net assets from distributions	—	(600,770)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	2,311,960	572,577
Shares redeemed	(258,702)	(561,713)
Net increase in net assets derived from beneficial interest transactions	2,053,258	10,864
Net increase/(decrease) in net assets	2,175,108	(85,132)
NET ASSETS
Beginning of period	4,971,202	5,056,334
End of period	$7,146,310	$4,971,202

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

18

TrueShares Eagle Global Next Gen Power Infrastructure ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$47,983	$48,098
Net realized gain/(loss)	453,166	(17,578)
Net change in unrealized appreciation/depreciation	(179,623)	767,042
Net increase in net assets resulting from operations	321,526	797,562
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(44,405)	(50,802)
Return of capital	—	(7,593)
Net decrease in net assets from distributions	(44,405)	(58,395)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	4,530,454	1,096,127
Shares redeemed	(1,607,495)	(1,359,340)
Net increase/(decrease) in net assets derived from beneficial interest transactions	2,922,959	(263,213)
Net increase in net assets	3,200,080	475,954
NET ASSETS
Beginning of period	2,752,033	2,276,079
End of period	$5,952,113	$2,752,033

(a)	The Fund acquired all of the assets and liabilities of TrueShares Eagle Renewable Energy Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

19

TrueShares Patriot Defense ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment income	$27,107	$49,332
Net realized gain/(loss)	(70,086)	245,859
Net change in unrealized appreciation/depreciation	352,944	(18,056)
Net increase in net assets resulting from operations	309,965	277,135
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	—	(57,853)
Net decrease in net assets from distributions	—	(57,853)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	—	1,460,546
Shares redeemed	—	(1,780,002)
Net decrease in net assets derived from beneficial interest transactions	—	(319,456)
Net increase/(decrease) in net assets	309,965	(100,174)
NET ASSETS
Beginning of period	3,755,881	3,856,055
End of period	$4,065,846	$3,755,881

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

20

TrueShares Technology, AI & Deep Learning ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025(a)
OPERATIONS
Net investment loss	$(83,475)	$(186,652)
Net realized gain/(loss)	6,209,845	(1,445,175)
Net change in unrealized appreciation/depreciation	5,007,834	8,115,431
Net increase in net assets resulting from operations	11,134,204	6,483,604
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	1,465,712	955,570
Shares redeemed	(4,040,778)	(7,999,409)
Net decrease in net assets derived from beneficial interest transactions	(2,575,066)	(7,043,839)
Net increase/(decrease) in net assets	8,559,138	(560,235)
NET ASSETS
Beginning of period	33,356,703	33,916,938
End of period	$41,915,841	$33,356,703

(a)	The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

21

Polen Dividend Income ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)		For the Year Ended December 31, 2022(a)	For the Period January 27, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$36.33		$32.01	$27.77	$28.99		$28.89	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.58		1.04	0.90	0.94		0.99	0.81
Net realized and unrealized gain/(loss) on investments	0.92		4.23	4.18 (c)	(1.18	)(c)	0.04 (c)	4.19	(c)
Total from Investment Operations	1.50		5.27	5.08	(0.24)		1.03	5.00

DISTRIBUTIONS:
From net investment income	(0.49)		(0.95)	(0.84)	(0.98)		(0.93)	(0.69)
Net realized gains	—		—	—	—		—	(0.42)
Total Distributions	(0.49)		(0.95)	(0.84)	(0.98)		(0.93)	(1.11)

Net Increase/(Decrease) in net asset value	1.01		4.32	4.24	(1.22)		0.10	3.89
Net Asset Value - End of Period	$37.34		$36.33	$32.01	$27.77		$28.99	$28.89
TOTAL RETURN(d)	4.12%		16.63%	18.39%	(0.73%)		3.65%	20.10%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$267,739		$212,514	$134,105	$61,640		$78,271	$46,225
Ratio of net operating expenses to average net assets	0.65	%(e)	0.65%	0.65%	0.65%		0.65%	0.65	%(e)
Ratio of net investment income to average net assets	3.11	%(e)	2.99%	2.90%	3.39%		3.42%	3.08	%(e)
Portfolio turnover rate(f)(g)	44%		52%	80%	81%		41%	55%

(a)	The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

22

RiverNorth Market Neutral ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Period July 11, 2022 (Commencement of Operations) through December 31, 2022(a)
Net Asset Value - Beginning of Period	$25.49		$25.93	$25.64	$25.45	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)		(0.20)	(0.12)	(0.14)	(0.09)
Net realized and unrealized gain on investments	0.59		2.84	1.51 (c)	1.62 (c)	0.60	(c)
Total from Investment Operations	0.50		2.64	1.39	1.48	0.51

DISTRIBUTIONS:
From net investment income	—		(2.51)	(0.83)	(0.73)	(0.06)
Net realized gains	—		(0.57)	(0.27)	(0.56)	—
Total Distributions	—		(3.08)	(1.10)	(1.29)	(0.06)

Net Increase/(Decrease) in net asset value	0.50		(0.44)	0.29	0.19	0.45
Net Asset Value - End of Period	$25.99		$25.49	$25.93	$25.64	$25.45
TOTAL RETURN(d)	1.96%		10.18%	5.51%	5.71%	2.02%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$7,146		$4,971	$5,056	$5,769	$3,818
Ratio of net operating expenses to average net assets	0.89	%(e)	0.89%	0.89%	0.89%	0.89	%(e)
Ratio of net investment loss to average net assets	(0.70	%)(e)	(0.72%)	(0.44%)	(0.55%)	(0.76	%)(e)
Portfolio turnover rate(f)(g)	92%		77%	64%	132%	43%

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

23

TrueShares Eagle Global Next Gen Power Infrastructure ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)		For the Year Ended December 31, 2023(a)		For the Period December 8, 2022 (Commencement of Operations) through December 31, 2022(a)
Net Asset Value - Beginning of Period	$27.52		$20.69	$22.80		$24.55		$24.76

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.35		0.45	0.49		0.62		—
Net realized and unrealized gain/(loss) on investments	3.74		6.96	(2.11	)(c)	(1.78	)(c)	(0.21	)(c)
Total from Investment Operations	4.09		7.41	(1.62)		(1.16)		(0.21)

DISTRIBUTIONS:
From net investment income	(0.28)		(0.50)	(0.49)		(0.59)		—
From tax return of capital	—		(0.08)	—		—		—
Total Distributions	(0.28)		(0.58)	(0.49)		(0.59)		—

Net Increase/(Decrease) in net asset value	3.81		6.83	(2.11)		(1.75)		(0.21)
Net Asset Value - End of Period	$31.33		$27.52	$20.69		$22.80		$24.55
TOTAL RETURN(d)	14.88%		36.19%	(7.30	%)(e)	(4.65%)		(0.83%)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$5,952		$2,752	$2,276		$2,508		$2,455
Ratio of net operating expenses to average net assets	0.75	%(f)	0.75%	0.75%		0.75%		0.75	%(f)
Ratio of net investment income/(loss) to average net assets	2.26	%(f)	1.88%	2.19%		2.66%		(0.22	%)(f)
Portfolio turnover rate(g)(h)	7%		76%	43%		52%		2%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Eagle Renewable Energy Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Before payment from the Adviser for the loss resulting from a trade error, the total return for the period would have been 1.67%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

24

TrueShares Patriot Defense ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period December 31, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$28.89		$27.54	$24.01	$21.70	$25.00		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.21		0.35	0.33	0.32	0.34		—
Net realized and unrealized gain/(loss) on investments	2.18		1.45	3.52 (c)	2.32 (c)	(3.31	)(c)	—	(c)
Total from Investment Operations	2.39		1.80	3.85	2.64	(2.97)		—

DISTRIBUTIONS:
From net investment income	—		(0.45)	(0.32)	(0.33)	(0.33)		—
Total Distributions	—		(0.45)	(0.32)	(0.33)	(0.33)		—

Net Increase/(Decrease) in net asset value	2.39		1.35	3.53	2.31	(3.30)		—
Net Asset Value - End of Period	$31.28		$28.89	$27.54	$24.01	$21.70		$25.00
TOTAL RETURN(d)	8.27%		6.48%	16.04%	12.18%	(11.89%)		—

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$4,066		$3,756	$3,856	$3,362	$3,255		$1,250
Ratio of net operating expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.70%		0.70	%(e)
Ratio of net investment income to average net assets	1.40	%(e)	1.24%	1.25%	1.43%	1.50%		—	(e)
Portfolio turnover rate(f)(g)	15%		40%	33%	46%	31%		—

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

25

TrueShares Technology, AI & Deep Learning ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025 (a)	For the Year Ended December 31, 2024 (a)	For the Year Ended December 31, 2023 (a)	For the Year Ended December 31, 2022 (a)		For the Year Ended December 31, 2021 (a)
Net Asset Value - Beginning of Period	$47.65		$38.98	$38.23	$22.88	$47.12		$47.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)		(0.24)	(0.17)	(0.08)	(0.19)		(0.31)
Net realized and unrealized gain/(loss) on investments	16.96		8.91	0.92 (c)	15.43 (c)	(24.05	)(c)	(0.12	)(c)
Total from Investment Operations	16.84		8.67	0.75	15.35	(24.24)		(0.43)

DISTRIBUTIONS:
Net realized gains	—		—	—	—	—		(0.06)
Total Distributions	—		—	—	—	—		(0.06)

Net Increase/(Decrease) in net asset value	16.84		8.67	0.75	15.35	(24.24)		(0.49)
Net Asset Value - End of Period	$64.49		$47.65	$38.98	$38.23	$22.88		$47.12
TOTAL RETURN(d)	35.34%		22.23%	1.98%	67.08%	(51.44%)		(0.90%)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$41,916		$33,357	$33,917	$37,846	$14,300		$37,694
Ratio of net operating expenses to average net assets	0.68	%(e)	0.68%	0.68%	0.68%	0.68%		0.68%
Ratio of net investment loss to average net assets	(0.51	%)(e)	(0.56%)	(0.43%)	(0.29%)	(0.60%)		(0.67%)
Portfolio turnover rate(f)(g)	57%		16%	28%	18%	25%		14%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

26

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series of the Trust, Polen Dividend Income ETF (formerly known as The Opal Dividend Income ETF) (“DIVZ”), RiverNorth Market Neutral ETF (formerly known as RiverNorth Enhanced Pre-Merger SPAC ETF) (“RNMN”), TrueShares Eagle Global Next Gen Power Infrastructure ETF, (formerly known as TrueShares Eagle Global Renewable Energy Income ETF) (“PWRZ”), TrueShares Patriot Defense ETF, (formerly known as RiverNorth Patriot ETF) (“FLDZ”), and TrueShares Technology, AI & Deep Learning ETF (“LRNZ”), (each a “Fund” and collectively the “Funds”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund	Investment Objective
Polen Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
RiverNorth Market Neutral ETF	Provide consistent total return while limiting correlation to the equity markets (formerly to preserve capital and provide incremental total return).
TrueShares Eagle Global Next Gen Power Infrastructure ETF	Long-term growth of capital.
TrueShares Patriot Defense ETF	Capital growth.
TrueShares Technology, AI & Deep Learning ETF	Total return.

The Funds commenced operations on the dates listed below, as series of Listed Funds Trust (the “Predecessor Funds”):

Fund	Diversified/ Non- Diversified	Commencement of Operations
Polen Dividend Income ETF	Diversified	January 27, 2021
RiverNorth Market Neutral ETF	Diversified	July 11, 2022
TrueShares Eagle Global Next Gen Power Infrastructure ETF	Non-Diversified	December 8, 2022
TrueShares Patriot Defense ETF	Non-Diversified	December 31, 2021
TrueShares Technology, AI & Deep Learning ETF	Non-Diversified	February 28, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on June 13, 2025, shares of each Predecessor Fund were exchanged for an equivalent number of shares of the corresponding Fund. The Funds’ net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below. The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Fund	Net assets, as a result of the reorganization	Net asset value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/ depreciation, as a result of the reorganization
Polen Dividend Income ETF	$172,418,598	$34.76	4,960,000	$11,967,189
RiverNorth Market Neutral ETF	5,455,952	27.98	195,000	465,095
TrueShares Eagle Global Next Gen Power Infrastructure ETF	2,419,402	24.19	100,000	66,268
TrueShares Patriot Defense ETF	4,221,461	28.14	150,000	203,175
TrueShares Technology, AI & Deep Learning ETF	32,772,712	42.02	780,000	3,326,629

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on various exchanges. Shares of DIVZ are listed and traded on the NYSE Arca, Inc. Shares of RNMN, PWRZ, FLDZ and LRNZ are listed and traded on the Cboe BZX Exchange, Inc. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

Each Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Funds’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The financial information provided to and reviewed by the CODM is presented within each Funds’ financial statements. The Operations and Risk Committee TrueMark Investments, LLC (“the Adviser”) acts as the Funds’ CODM.

27

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

The Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

Portfolio Valuation – The NAV per share of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on that business day. If there has been no sale that business day, those securities are valued at the mean of the most recent bid and ask prices on that business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

28

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of June 30, 2026:

Polen Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$246,868,640	$—	$—	$246,868,640
Limited Partnerships	15,033,068	—	—	15,033,068
Money Market Funds	5,690,998	—	—	5,690,998
Total	$267,592,706	$—	$—	$267,592,706

RiverNorth Market Neutral ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Special Purpose Acquisition Companies (SPACS)	$5,202,353	$656,877	$—	$5,859,230
Rights	69,137	3,709	—	72,846
Warrants	95,543	—	—	95,543
Money Market Funds	1,120,934	—	—	1,120,934
Total	$6,487,967	$660,586	$—	$7,148,553

TrueShares Eagle Global Next Gen Power Infrastructure ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,674,058	$—	$—	$5,674,058
Limited Partnerships	165,454	—	—	165,454
Money Market Funds	55,940	—	—	55,940
Total	$5,895,452	$—	$—	$5,895,452

TrueShares Patriot Defense ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,969,722	$—	$—	$3,969,722
Limited Partnerships	63,010	—	—	63,010
Money Market Funds	30,946	—	—	30,946
Total	$4,063,678	$—	$—	$4,063,678

TrueShares Technology, AI & Deep Learning ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$41,556,551	$—	$—	$41,556,551
Money Market Funds	373,049	—	—	373,049
Total	$41,929,600	$—	$—	$41,929,600

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Funds may invest a portion of their assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

29

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: RNMN, FLDZ and LRNZ generally pay out dividends from net investment income, if any, at least annually. PWRZ intends to pay out dividends from net investment income, if any, quarterly. DIVZ intends to pay out dividends from net investment income, if any, monthly. All Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the period ended June 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of June 30, 2026, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Total Return Swaps: RNMN may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

The Fund did not hold any total return swap agreements as of or during the period ended June 30, 2026.

30

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Polen Dividend Income ETF	0.65%
RiverNorth Market Neutral ETF	0.89%
TrueShares Eagle Global Next Gen Power Infrastructure ETF	0.75%
TrueShares Patriot Defense ETF	0.70%
TrueShares Technology, AI & Deep Learning ETF	0.68%

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and other services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses. Each Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, not the Fund.

Opal Capital LLC (the “DIVZ Sub-Adviser”), a Florida limited liability company, serves as sub-adviser to DIVZ. Pursuant to a Sub-Advisory Agreement between the Adviser and DIVZ Sub-Adviser, the Adviser is responsible for trading portfolio securities on behalf of DIVZ, including selecting broker-dealers to execute purchase and sale transactions and the DIVZ Sub-Adviser is responsible for security selection.

RiverNorth Capital Management, LLC (the “RiverNorth ETF’s Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to FLDZ and RNMN. Pursuant to a Sub-Advisory Agreement between the Adviser and the RiverNorth ETF’s Sub-Adviser, the RiverNorth ETF’s Sub-Adviser is responsible for security selection for each Fund and trading securities on behalf of RNMN, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The RiverNorth ETF’s Sub-Adviser will donate a majority of its sub-advisory fee from FLDZ or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.

Eagle Global Advisors LLC (the “PWRZ Sub-Advisor”), a Texas limited liability company serves as sub-adviser to PWRZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the PWRZ Sub-Adviser, the PWRZ Sub-Adviser is responsible for security selection, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Black Hill Capital Partners, LLC (the “LRNZ Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to LRNZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the LRNZ Sub-Adviser, the LRNZ Sub-Adviser is responsible for security selection and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fees.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Polen Dividend Income ETF	$105,451,046	$102,171,934	$76,368,586	$32,956,403
RiverNorth Market Neutral ETF	6,398,069	5,231,205	—	198,588
TrueShares Eagle Global Next Gen Power Infrastructure ETF	293,295	300,649	4,435,556	1,570,204
TrueShares Patriot Defense ETF	645,158	592,819	—	—
TrueShares Technology, AI & Deep Learning ETF	19,501,813	18,844,038	1,441,129	4,001,408

31

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

Polen Dividend Income ETF	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Shares sold	2,220,000	2,780,000
Shares redeemed	(900,000)	(1,120,000)
Net increase in shares outstanding	1,320,000	1,660,000

RiverNorth Market Neutral ETF	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Shares sold	90,000	20,000
Shares redeemed	(10,000)	(20,000)
Net increase in shares outstanding	80,000	—

TrueShares Eagle Global Next Gen Power Infrastructure ETF	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Shares sold	140,000	50,000
Shares redeemed	(50,000)	(60,000)
Net increase/(decrease) in shares outstanding	90,000	(10,000)

TrueShares Patriot Defense ETF	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Shares sold	—	50,000
Shares redeemed	—	(60,000)
Net decrease in shares outstanding	—	(10,000)

TrueShares Technology, AI & Deep Learning ETF	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Shares sold	30,000	20,000
Shares redeemed	(80,000)	(190,000)
Net decrease in shares outstanding	(50,000)	(170,000)

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026.

The character of distributions paid on a tax basis during the year ended December 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Dividend Income ETF	$4,830,558	$—	$—
RiverNorth Market Neutral ETF	476,970	123,800	—
TrueShares Eagle Global Next Gen Power Infrastructure ETF	50,802	—	7,593
TrueShares Patriot Defense ETF	57,853	—	—
TrueShares Technology, AI & Deep Learning ETF	—	—	—

32

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at June 30, 2026 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Polen Dividend Income ETF	$29,136,611	$(8,535,787)	$—	$20,600,824	$246,991,882
RiverNorth Market Neutral ETF	230,105	(235,453)	—	(5,348)	7,153,901
TrueShares Eagle Global Next Gen Power Infrastructure ETF	379,520	(257,968)	(1,659)	119,893	5,773,900
TrueShares Patriot Defense ETF	702,727	(323,277)	—	379,450	3,684,228
TrueShares Technology, AI & Deep Learning ETF	14,950,948	(1,489,325)	—	13,461,623	28,467,977

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, partnership adjustments and partnership suspended losses.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust and/or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

On March 18, 2026, the Board of Trustees approved a Plan of Reorganization wherein net assets of Polen Dividend Income ETF (the “Target Fund”) would be acquired by Polen Dividend Income ETF, a Series of RBB Fund Trust (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund of equal value, and the Target Fund would be liquidated and dissolved. Subject to shareholder approval of the reorganization, the Adviser will no longer serve as the Acquiring Fund’s investment adviser. The Target Fund’s sub-adviser, Opal Capital LLC, will serve as the Acquiring Fund’s investment adviser, and Polen Capital Management LLC will serve as the Acquiring Fund’s sub-adviser. A meeting of the shareholders of the Target Fund has been scheduled for September 4, 2026 to vote on approving the reorganization, which is anticipated to occur on or around September 14, 2026.

Effective July 9, 2026, RiverNorth Patriot ETF was renamed the TrueShares Patriot Defense ETF and its investment strategy was revised to provide exposure to a wider range of defense companies. The Fund adopted an investment policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in defense companies, which the Fund defines as companies included in the Global Industry Classification Standard aerospace & defense industry. Additionally, the Fund adopted a fundamental policy to concentrate (i.e. invest more than 25% of its total assets) its investments in the aerospace and defense industry. The Fund changed its sub-classification from diversified to non-diversified. Finally, as part of these changes, RiverNorth Capital Management, LLC was removed as sub-adviser to the Fund, and the Adviser agreed to reduce the Fund’s Unitary Management Fee from 0.70% to 0.40%.

Effective July 9, 2026, TrueShares Eagle Global Renewable Energy Income ETF was renamed the TrueShares Eagle Global Next Gen Power Infrastructure ETF, changed its ticker symbol from RNWZ to PWRZ, and migrated from the NYSE Arca, Inc. exchange to Cboe BZX Exchange, Inc. The Fund revised its investment strategy to focus on next generation power infrastructure companies. The Fund’s 80% investment policy was replaced with a policy of investing at least 80% of its net assets (plus borrowings for investment purposes) in companies focused on Next Gen Power Infrastructure. The Fund considers a company focused on “Next Gen Power Infrastructure” if it derives at least 50% of its revenues or profits from the development, operation, ownership, financing, or maintenance of assets, systems, and/or services that support the generation, production, transmission, distribution, storage, management, or sale of next gen power (e.g., solar, wind, biofuels, natural gas, hydro, nuclear, and geothermal). The Fund also considers a company focused on “Next Gen Power Infrastructure” if it has demonstrated a significant commitment to transitioning toward or investing in Next Gen Power Infrastructure.

Effective July 9, 2026, RiverNorth Enhanced Pre-Merger SPAC ETF was renamed the RiverNorth Market Neutral ETF and changed its ticker symbol from SPCZ to RNMN. The Fund revised its investment strategy to provide exposure to a wider range of investments and changed its investment objective from “seeks to preserve capital and provide incremental total return” to “seeks to provide consistent total return while limiting correlation to the equity markets”. Additionally, the Fund discontinued its policy to, under normal circumstances, invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in pre-merger special purpose acquisition companies (along with the warrants or rights issued in connection with the initial public offering of special purpose acquisition companies). Finally, the Fund’s adviser contractually agreed, through at least July 9, 2027, to waive its management fee from 0.89% to 0.59% of the Fund’s average daily net assets.

33

TrueShares Sub-Advised ETFs

ADDITIONAL INFORMATION

June 30, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at www.sec.gov; (ii) by calling (877) 774-TRUE (8783); or (iii) the Funds’ website at www.true-shares.com.

34

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	September 4, 2026

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	September 4, 2026